       As filed with the Securities and Exchange Commission on February 27, 1996
                                                       Registration No. 33-57986
     --------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                               -----------------------
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]

                               Pre-Effective Amendment No.  ______         [   ]

                               Post-Effective Amendment No. __11__         [ X ]

                                       and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                               Amendment No. __12__                        [ X ]
                          (Check appropriate box or boxes.)

                                HERITAGE SERIES TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective on March 1, 1996 pursuant to paragraph (b)(1) of Rule 485.

     Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about November 14, 1995.


                                 Page 1 of ____ Pages
                          Exhibit Index Appears on Page____

                                HERITAGE SERIES TRUST

                          CONTENTS OF REGISTRATION STATEMENT


     This registration document is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Prospectus - Small Cap Stock Fund

                      Prospectus - Value Equity Fund

                      Statement of Additional Information - Small Cap Stock Fund and Value Equity Fund

                      Part C of Form N-1A

                      Signature Page

                      Exhibits

                               HERITAGE SERIES TRUST -

                                SMALL CAP STOCK FUND
                                  VALUE EQUITY FUND

                           FORM N-1A CROSS-REFERENCE SHEET

       PART A ITEM NO.                     PROSPECTUS CAPTION
       ---------------                     ------------------

         1.   Cover Page                   Cover Page

         2.   Synopsis                     Total Fund Expenses

         3.   Condensed Financial          Financial  Highlights;  Performance
              Information                  Information

         4.   General Description of       Cover Page; About the Trust and the
              Registrant                   Fund;     Investment    Objectives,
                                           Policies and Risk Factors

         5.   Management of the fund       Cover Page; Management of the Fund

        5A.   Management's Discussion      Inapplicable
              of Fund Performance

         6.   Capital Stock and Other      Cover Page; About the Trust and the
              Securities                   Fund; Differences Between A  Shares
                                           and  C  Shares;  Management  of the
                                           Fund; Dividends and Other Distribu-
                                           tions;      Taxes;      Shareholder
                                           Information

         7.   Purchase of Securities       Net Asset Value; How to Buy
              Being Offered                Shares;      Minimum     Investment
                                           Required/Accounts      With     Low
                                           Balances;    Investment   Programs;
                                           Alternative  Purchase  Plans;  What
                                           Class  A  Shares  Will  Cost;  What
                                           Class    C   Shares    Will   Cost;
                                           Distribution Plans

         8.   Redemption or Repurchase     Minimum     Investment    Required/
                                           Accounts With Low Balances; How  to
                                           Redeem  Shares;  Receiving Payment;
                                           Exchange Privilege

         9.   Pending Legal Proceedings    Inapplicable

                                           STATEMENT OF ADDITIONAL
       PART B ITEM NO.                       INFORMATION CAPTION
       ---------------                     ------------------------

        10.   Cover Page                   Cover Page

        11.   Table of Contents            Table of Contents

        12.   General Information and      General Information
              History

        13.   Investment Objectives and    Investment  Information; Investment
              Policies                     Limitations

        14.   Management of the Fund       Management of the Funds

        15.   Control Persons and          Inapplicable
              Principal Holders of
              Securities

        16.   Investment Advisory and      Management of the Funds; Investment
              Other Services               Adviser  and  Administrator,   Sub-
                                           advisers;  Distribution  of Shares;
                                           Administration of the Funds

        17.   Brokerage Allocation         Brokerage Practices

        18.   Capital Stock and Other      General    Information;   Potential
              Securities                   Liability

        19.   Purchase, Redemption and     Net  Asset Value; Investing  in the
              Pricing of Securities        Funds;  Redeeming  Shares; Exchange
              Being Offered                Privilege

        20.   Tax Status                   Taxes

        21.   Underwriters                 Distribution of Shares

        22.   Performance Data             Performance Information

        23.   Financial Statements         Financial Statements



     PART C
     ------

              Information required to  be included in Part C  is set forth under
     the   appropriate  item,  so  numbered  in  Part  C  of  this  Registration
     Statement.

                         HERITAGE SERIES TRUST LOGO

                             SMALL CAP STOCK FUND

     Heritage Series Trust is a mutual fund offering its shares in separate investment portfolios. This Prospectus relates to the Small Cap Stock Fund (the "Fund"), which seeks long-term capital appreciation by investing principally in the equity securities of companies with small market capitalization that the Fund's investment subadvisers believe are undervalued and therefore offer above-average potential for long-term capital appreciation. For risks inherent in investing in the Fund, see "Investment Objective, Policies and Risk Factors." The Fund offers two classes of shares, Class A shares (sold subject to a front-end sales load) and Class C shares (sold subject to a contingent deferred sales load).

     This Prospectus contains information that should be read before investing in the Fund and should be kept for future reference. A Statement of Additional Information dated March 1, 1996 relating to the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800)421-4184.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
              PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                     HERITAGE ASSET MANAGEMENT, INC. LOGO
                       Registered Investment Advisor--SEC

                              880 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 421-4184

                         Prospectus Dated March 1, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GENERAL INFORMATION.................................................    1
  About the Trust and the Fund......................................    1
  Total Fund Expenses...............................................    1
  Financial Highlights..............................................    3
  Differences Between A Shares and C Shares.........................    3
  Investment Objective, Policies and Risk Factors...................    4
  Net Asset Value...................................................    6
  Performance Information...........................................    6
INVESTING IN THE FUND...............................................    7
  How to Buy Shares.................................................    7
  Minimum Investment Required/Accounts With Low Balances............    8
  Investment Programs...............................................    8
  Alternative Purchase Plans........................................    9
  What Class A Shares Will Cost.....................................   10
  What Class C Shares Will Cost.....................................   12
  How to Redeem Shares..............................................   13
  Receiving Payment.................................................   14
  Exchange Privilege................................................   15
MANAGEMENT OF THE FUND..............................................   16
SHAREHOLDER AND ACCOUNT POLICIES....................................   19
  Dividends and Other Distributions.................................   19
  Distribution Plans................................................   19
  Taxes.............................................................   20
  Shareholder Information...........................................   20

                              GENERAL INFORMATION

ABOUT THE TRUST AND THE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is an open-end diversified management investment company that currently offers its shares in four separate investment portfolios, the Small Cap Stock Fund (the "Fund"), the Value Equity Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. The Fund is designed for individuals, institutions and fiduciaries. The Fund offers two classes of shares, Class A shares ("A shares") and Class C shares ("C shares"). The Fund requires a minimum initial investment of $1,000, except for certain retirement accounts and investment plans for which lower limits may apply. See "Investing in the Trust." This Prospectus relates exclusively to the Fund. To obtain a Prospectus for the Trust's other portfolios, please call (800) 421-4184.

TOTAL FUND EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shown below are all Class A expenses incurred by the Fund during its 1995 fiscal year, adjusted to reflect current voluntary expense limitations. Class A annual operating expenses are shown as an annualized percentage of fiscal 1995 average daily net assets. Because C shares were not offered for sale prior to April 3, 1995, Class C annual operating expenses are based on estimated 1996 expenses. Shareholder transaction expenses for both classes are expressed as a percentage of maximum public offering price, cost per transaction or as otherwise noted.

                                                      CLASS A   CLASS C
                                                      -------   -------
    SHAREHOLDER TRANSACTION EXPENSES
    Sales load "charge" on purchases................     4.75%     None
    Contingent deferred sales load (as a percentage                        (declining to 0%
      of original purchase price or redemption                             after the first
      proceeds, as applicable)......................     None      1.00%   year)
    Wire redemption fee.............................   $ 5.00    $ 5.00

    ANNUAL FUND OPERATING EXPENSES
    Management Fee (after fee waiver)...............     0.92%     0.92%
    12b-1 Distribution Fee..........................     0.25%     1.00%
    Other Expenses..................................     0.63%     0.63%
                                                      -------   -------
    Total Fund Operating Expenses (after fee
      waiver).......................................     1.80%     2.55%
                                                       ======    ======

     The Fund's manager, Heritage Asset Management, Inc. ("the "Manager"), voluntarily will waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.80% and to the extent that Class C annual operating expenses exceed 2.55% of the Fund's average daily net assets attributable to that class beginning March 1, 1996. Absent such fee waiver, the management fee would be 1.00% and total Fund operating expenses would be 1.88% for Class A and 2.63% for Class C. Although the Fund is authorized to pay annual Rule 12b-1 distribution fees on behalf of A shares of up to .35% of the average daily net assets attributable to that class, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") has authorized annual payments of only .25% of Class A average daily net assets. Due to the imposition of Rule 12b-1 distribution fees, it is possible that long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc.

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                 ------     -------     -------     --------
    Total Operating Expenses -- Class A........   $ 66       $ 105       $ 146        $260
    Total Operating Expenses -- Class C........   $ 36       $  80       $ 137        $296

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and no redemption at the end of each period shown.

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                 ------     -------     -------     --------
    Total Operating Expenses -- Class A........   $ 66       $ 105       $ 146        $260
    Total Operating Expenses -- Class C........   $ 26       $  80       $ 137        $296

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by Fund shareholders. For a further discussion of these costs and expenses, see "Management of the Fund" and "Distribution Plans."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following table shows important financial information for an A share and a C share of the Fund outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information("SAI"), which may be obtained by calling the Fund at the telephone number on the front page of this Prospectus.

                                                                   CLASS A
                                                                FOR THE YEARS
                                                              ENDED OCTOBER 31,            CLASS C
                                                           ------------------------        -------
                                                           1995*     1994    1993+         1995++
                                                           ------   ------   ------        -------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................  $16.20   $15.57   $14.29        $ 15.67
                                                           ------   ------   ------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(a)........................     .02     (.01)    (.01)          (.02)
  Net realized and unrealized gain on investments........    3.62      .64     1.29           3.14
                                                           ------   ------   ------        -------
Total from investment operations.........................    3.64      .63     1.28           3.12
                                                           ------   ------   ------        -------
LESS DISTRIBUTIONS:
  Dividends from net investment income...................    (.01)      --       --             --
  Distributions from net realized gains..................    (.97)      --       --             --
                                                           ------   ------   ------        -------
  Total Distributions....................................    (.98)      --       --             --
                                                           ------   ------   ------        -------
NET ASSET VALUE, END OF THE PERIOD.......................  $18.86   $16.20   $15.57        $ 18.79
                                                           ======   ======   ======        =======
TOTAL RETURN (%)(C)......................................   23.97     4.05     8.96          19.91

RATIOS (%)/SUPPLEMENTAL DATA:
  Ratio of operating expenses, net, to average daily net
     assets(a)...........................................    1.88     1.91     2.00(b)        2.36(b)
  Ratio of net investment income (loss) to average daily
     net assets..........................................     .15     (.07)    (.15)(b)       (.46)(b)
  Portfolio turnover rate................................      89       95       97(b)          89
  Net assets, end of period ($millions)..................      57       42       40              4

---------------

+ For the period May 7, 1993 (commencement of operations) to October 31, 1993. ++ For the period April 3, 1995 (commencement of C shares) to October 31, 1995.
* Eagle Asset Management, Inc. became an additional subadviser of the Fund on August 7, 1995.
(a) Excludes management fees waived by the Manager in fiscal 1993 of less than $.01 per share. The operating expense ratio including such items would be 2.09% (annualized). The year 1994 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Does not reflect the imposition of a sales load. Not annualized for fiscal 1993 for A shares and fiscal 1995 for C shares.

DIFFERENCES BETWEEN A SHARES AND C SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The primary difference between the A shares and the C shares lies in their initial sales load and contingent deferred sales load ("CDSL") structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized below. In addition, each class may bear differing amounts of certain class-specific expenses, such as transfer agent fees, Securities and Exchange Commission ("SEC") registration fees, state registration fees and expenses of administrative personnel and services. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives. See "How to Buy Shares," "Alternative Purchase Plans," "With Class A Shares Will Cost" and "What Class C Shares Will Cost."

                                                 ANNUAL 12B-1 FEES
                                                 AS A % OF AVERAGE
                             SALES LOAD           DAILY NET ASSETS       OTHER INFORMATION
                       ----------------------  ----------------------  ----------------------
A Shares               Maximum initial sales   Service fee of 0.25%;   Initial sales load
                       load of 4.75%           distribution fee of up  waived or reduced for
                                               to 0.10%*               certain purchases

C Shares               Maximum CDSL of 1% of   Service fee of 0.25%;   CDSL waived for
                       redemption proceeds;    distribution fee of up  certain types of
                       declining to zero       to 0.75%                redemptions
                       after 1 year

---------------

* Class A 12b-1 fees currently are limited by the Board of Trustees to the 0.25% service fee.

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective primarily through the purchase of equity securities of companies, each of which has a total market capitalization of less than $1 billion ("small capitalization companies"). Market capitalization is the total value of a company's outstanding common stock. The Fund will invest in securities of companies that appear to be undervalued in relation to their long-term earning power or the asset value of their issuers and that have, in the opinion of Eagle Asset Management, Inc. ("Eagle") or Awad & Associates ("Awad"), the Fund's investment subadvisers (collectively, the "Subadvisers"), significant future growth potential. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices relative to the long-term prospects for the companies in question. However, there can be no assurance that the Fund's investment objective will be achieved. Fund shares will fluctuate in value as a result of changes in the value of portfolio investments.

     The Fund invests primarily in common stocks, but also may invest in preferred stocks, investment grade securities convertible into common stock and warrants ("equity securities"). The Fund may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The Fund normally invests at least 80% of its total assets in the equity securities of companies each of which, at the time of purchase, has a total market capitalization of less than $1 billion. By comparison, the mean market capitalization for the companies in the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, is approximately $9.5 billion as of January 31, 1996.

     The Fund may invest its remaining assets in American Depository Receipts, U.S. Government securities, repurchase agreements or other short-term money market instruments. The Fund also may invest up to 15% of its net assets in illiquid securities. The Fund may purchase and sell a security without regard to the length of time the security will be or has been held. Although the Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of shareholders. See "Brokerage Practices" in the SAI.

     Convertible securities in which the Fund invests primarily are rated at least investment grade by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the applicable Subadviser. Debt securities rated in the lowest category of investment grade securities are considered to have speculative characteristics. The Fund may retain a security that subsequently has been downgraded below investment grade if, in the applicable Subadviser's opinion, it is in the Fund's best interest. Any such downgraded security shall not be considered to be below investment grade for the purposes of the 5% limitation discussed subsequently. The Fund also may invest up to 5% of its total assets in convertible securities rated below investment grade by S&P or Moody's (commonly referred to as junk bonds or lower-rated securities) or unrated securities deemed to be below investment grade by the applicable Subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with these lower-rated securities and the Appendix to the SAI for a description of corporate bond ratings by S&P and Moody's.

     The Subadvisers currently believe that investments in small capitalization companies may offer greater opportunities for growth of capital than investments in larger, more established companies. Investing in smaller, newer issuers generally involves greater risks than investing in larger, more established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     The Manager believes that short-term volatility may be reduced by allocating the Fund's assets among multiple Subadvisers. While each Subadviser will focus on investments in small capitalization companies, the different investment disciplines employed by the Subadvisers may cause the portion of the Fund's assets allocated to one Subadviser to have better or worse relative performance than the other portion during certain market conditions. By employing multiple disciplines, short-term volatility may be reduced while the Fund participates in returns available from small capitalization companies. The potential benefits of this multiple Subadviser approach may be partially reduced, however, because there currently are only two Subadvisers and because there may be significant overlap among the securities portfolios of each Subadviser. See "Management of the Fund."

     For temporary defensive purposes during anticipated periods of general market decline, the Fund may invest up to 100% of its net assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P and Moody's commercial paper and corporate debt ratings, see the Appendix to the SAI.

     The Fund may enter into repurchase agreements with security dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate that is effective for the period the buyer's money is invested in the security and that is related to the current market rate rather than the coupon rate on the purchased security. Repurchase agreements permit the Fund to keep all of its assets invested while retaining overnight flexibility in pursuit of longer-term investments. The Board of Trustees has established procedures, which periodically are reviewed by the Board, pursuant to which the Fund's investment subadvisers will monitor the creditworthiness of the dealers and banks with which the Fund enters into repurchase agreements.

     The Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. The SAI contains more detailed information on the Fund's investment policies and risks.

NET ASSET VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The net asset values of A shares and C shares are calculated by dividing the value of the total assets of the Fund attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") each day it is open. Fund securities are stated at market value based on the last sales price as reported by the principal securities exchange on which the securities are traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if the Manager, or one of the Subadvisers have reason to question the validity of market quotations they receive, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. The per share net asset value of A shares and C shares may differ as a result of the different daily expense accruals applicable to each class. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Total return data of the A shares and C shares from time to time may be included in advertisements about the Fund. Performance information is computed separately for A shares and C shares in accordance with the methods described below. Because C shares bear the expense of a higher distribution fee attributable to the deferred sales load alternative, the performance of C shares likely will be lower than that of A shares.

     Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of C shares, giving effect to the deduction of any CDSL that would be payable). In addition, the Fund also may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. The Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share and C share over a period of time, adjusted for dividends and other distributions. A share and C share performance may be compared with various indices.

     All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's investment portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Additional performance information is contained in the Fund's annual report, which may be obtained, without charge, by contacting the Fund at (800) 421-4184. For more information on investment performance, see the SAI.

                             INVESTING IN THE FUND

HOW TO BUY SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares of the Fund are offered continuously through the Fund's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended.

     Shares of the Fund may be purchased through a registered representative of the Distributor, a participating dealer or a participating bank
("Representative") by placing an order for Fund shares with your Representative, completing and signing the Account Application found in this Prospectus, and mailing it along with your payment, within three business days.

     The Fund offers and sells two classes of shares, A shares and C shares. A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales load imposed at the time of purchase. C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. A CDSL of 1% is imposed on C shares if you redeem those shares within one year of purchase. When you place an order for Fund shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's offering price. Purchase orders received by your Representative prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m. Eastern time on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

     You may purchase shares of the Fund directly by completing and signing the Account Application found in the back of this Prospectus and mailing it, along with your payment, to Heritage Series Trust -- Small Cap Stock Fund, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

     Shares may be purchased with Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to State Street Bank and Trust Company, Boston, Massachusetts, ABA #011-000-028, Account #3196-769-8. Wire instructions should include (1) the name of the Fund, (2) the class of shares to be purchased, (3) your account number as assigned by the Fund, and (4) your name. To open a new account with Federal funds or by wire, you must contact the Manager or your Representative to obtain a Heritage mutual fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on "How to Buy Shares," see "Investing in the Fund" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Except as provided under "Investment Programs," the minimum initial investment in the Fund is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Representative for further information.

     Due to the high cost of maintaining accounts with low balances, it is currently the Fund's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Fund may redeem shares in the account and pay the proceeds to the shareholder. The Fund does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

INVESTMENT PROGRAMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A variety of automated investment options are available for the purchase of Fund shares. These plans provide for automatic monthly investments of $50 or more through various methods described below. You may change the amount to be invested automatically or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. Shareholders desiring this service should complete the appropriate application available from the Manager. You will receive a periodic confirmation of all activity for your account.

AUTOMATIC INVESTMENT OPTIONS:

1. Bank Draft Investing -- You may authorize the Manager to process a monthly draft from your personal checking account for investment into the Fund. The draft is returned by your bank the same way a canceled check is returned.

2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or part of each check directed to purchase shares of the Fund. The U.S. Government or agency will report to you all payments made.

4. Automatic Exchange -- If you own shares in another Heritage mutual fund advised or administered by the Manager ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of this Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

     You may change or terminate any of the above options at any time.

RETIREMENT PLANS:

     Shares of the Fund may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs") and other retirement plans.

     HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. You may make limited contributions to a Heritage IRA through the purchase of shares of the Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $2,250, if such contributions also are made for a nonworking spouse and a joint return is filed). A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact the Manager.

     Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

     OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares will be that normally applicable under the schedule of sales loads set forth in this Prospectus to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

ALTERNATIVE PURCHASE PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The alternative purchase plans offered by the Fund enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in the Fund, the accumulated continuing distribution and service fees plus the CDSL on C shares would exceed the initial sales load plus accumulated service fees on A shares purchased at the same time. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares. Representatives may receive different compensation for sales of A shares than sales of C shares.

     If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase A shares because similar reductions are not available on the C shares. For example, if you intend to invest more than $1,000,000 in shares of the Fund, you should purchase A shares. Moreover, all A shares are subject to a lower 12b-1 fee and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. If your purchase will not qualify for a reduced sales load, you still may wish to purchase A shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and service fees on C shares would eventually exceed the initial sales load plus the continuing service fee on A shares during the life of your investment. However, because initial sales loads are deducted at the time of purchase, not all of the purchase payment for A shares is invested initially.

     You might determine that it would be more advantageous to purchase C shares in order to have all of your purchase payment invested initially. However, your investment would remain subject to continuing distribution and service fees and, for a one year period, be subject to a CDSL. For example, based on current fees and expenses for the Fund and the maximum A sales load, you would have to hold A shares approximately seven years before the accumulated distribution and service fees on the C shares would exceed the initial sales load plus the accumulated service fees on the A shares.

WHAT CLASS A SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Class A shares are sold on each day on which the Exchange is open. A shares are sold at their next determined net asset value plus a sales load as described below.

                                              SALES LOAD AS A PERCENTAGE OF
                                            ----------------------------------
                                                                NET AMOUNT       DEALER CONCESSION
                                                                 INVESTED        AS PERCENTAGE OF
            AMOUNT OF PURCHASE              OFFERING PRICE   (NET ASSET VALUE)   OFFERING PRICE(1)
------------------------------------------  --------------   -----------------   -----------------
Less than $25,000.........................       4.75%              4.99%               4.25%
$25,000-$49,999...........................       4.25%              4.44%               3.75%
$50,000-$99,999...........................       3.75%              3.90%               3.25%
$100,000-$249,999.........................       3.25%              3.36%               2.75%
$250,000-$499,999.........................       2.50%              2.56%               2.00%
$500,000-$999,999.........................       1.75%              1.78%               1.25%
$1,000,000 and over.......................       1.00%              1.01%               0.75%

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

     Class A shares may be sold at net asset value without any sales load to the Manager and the Subadvisers; current and retired officers and Trustees of the Trust; directors, officers and full-time employees of the Manager, subadviser of any Heritage Mutual Fund, Distributor and their affiliates; registered representatives of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are parties to agency agreements with the Distributor, and all such persons' immediate relatives and their beneficial accounts. In addition, the American Psychiatric Association (the "APA Group") has entered into an agreement with the Distributor that allows its members to purchase A shares at a sales load equal to two-thirds of the percentages in the above table. The Dealer Concession also will be adjusted in a like manner. Members of the APA Group also are eligible to purchase A shares at net asset value in amounts equal to the value of shares redeemed from other mutual funds that were purchased under reduced sales load programs available to their organization. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

     Class A shares may be purchased at net asset value by trust companies and bank trust departments for funds over which they exercise exclusive discretionary authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase. Currently, the minimum purchase required is $1,000,000, which may be invested over a period of 13 months. The minimum may be changed from time to time by the Distributor. The minimum may be aggregated between A shares of the Fund and A shares of any other Heritage Mutual Fund that would be subject to a sales load. Cities, counties, states or instrumentalities, and their departments, authorities or agencies are able to purchase A shares of the Fund at net asset value as long as certain conditions are met.

HERITAGE NET ASSET VALUE ("NAV") TRANSFER PROGRAM
-----------------------------------------------------------

     Class A shares of the Fund may be sold at net asset value without any sales load under the Manager's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that you recently redeemed shares from a load or no-load mutual fund other than a Heritage Mutual Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund within time parameters set by the Manager. In addition, shares of the other fund must have been liquidated no more than 90 days prior to the purchase of shares of a Heritage Mutual Fund.

COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
-----------------------------------------------------------

     You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of A shares into a single "purchase," if the resulting "purchase" totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund subject to a sales load. To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, you or the selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

STATEMENT OF INTENTION
------------------------

     You also may obtain the reduced sales loads shown under "What Class A Shares Will Cost" by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in A shares of the Fund or A shares of any other Heritage Mutual Fund subject to a sales load ("Statement of Intention").

     Investors qualifying for the Combined Purchase Privilege described above may purchase A shares of the Heritage Mutual Funds under a single Statement of Intention. For example, if, at the time an investor signs a Statement of Intention to invest at least $25,000 in A shares of the Fund, the investor and the investor's spouse each purchase A shares worth $5,000 (for a total of $10,000), then it will be necessary only to invest a total of $15,000 during the following 13 months in A shares of the Fund or any other Heritage Mutual Fund subject to a sales load to qualify for the reduced sales load on the total amount being invested.

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of the Fund, please complete the appropriate portion of the Account Application at the back of this Prospectus. Current Fund shareholders desiring to do so can obtain a form of Statement of Intention by contacting the Manager or the Distributor at the address or telephone number listed on the cover of this Prospectus, or from their Representative.

REINSTATEMENT PRIVILEGE
-------------------------

     A shareholder who has redeemed any or all of his A shares of the Fund may reinvest all or any portion of the redemption proceeds in A shares at net asset value without any sales load, provided that such reinvestment is made within 90 calendar days after the redemption date. A shareholder who has redeemed any or all of his C shares of the Fund and has paid a CDSL on those shares or has held those shares long enough so that the CDSL no longer applies, may reinvest all or any portion of the redemption proceeds in C shares of the Fund at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any loss realized will not be recognized for those purposes to the extent that the redemption proceeds are reinvested in shares of the Fund. See "Taxes." The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purchase is to transfer a shareholder's interest in the Fund to his defined contribution plan, SEP or IRA. Investors must notify the Fund if they intend to exercise the reinstatement privilege.

     For more information on "What Class A Shares Will Cost" and a further explanation of the instances in which the sales load will be waived or reduced, see "Investing in the Fund" in the SAI.

WHAT CLASS C SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A CDSL of 1% is imposed on C shares if, within one year of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

     Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSL. When calculating the CDSL, it will be assumed that the redemption is made first of C shares acquired as dividends, second of C shares that have been held for over one year, and finally of C shares held for less than one year on a first-in first-out basis.

     For example, assume you purchase 100 C shares at $10 per share (for a total cost of $1,000) and, during the year you purchase such shares, the net asset value increases to $12 per share and you acquire 10 additional shares as dividends. If you redeem 50 shares (or $600) within the first year of purchase, 10 shares would not be subject to the CDSL because redemptions are made first of shares acquired as dividends. With respect to the remaining shares, the CDSL is applied only to the original cost of $10 per share and not to the higher net asset value of $12 per share. Therefore, only 40 of the 50 shares (or $400) being redeemed would be subject to a CDSL at a rate of 1%.

     WAIVER OF THE CONTINGENT DEFERRED SALES LOAD. The CDSL is currently waived for (1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Code from a qualified retirement plan, including a Keogh Plan or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by the Fund of C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death certificates or physicians certificates.

     For more information about C shares, see "Reinstatement Privilege" and "Exchange Privilege."

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Redemption of Fund shares can be made by:

     CONTACTING YOUR REPRESENTATIVE. Your Representative will transmit an order to the Fund for redemption and may charge you a fee for this service.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to the Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Fund, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Fund, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares -- Telephone Transactions" in the SAI. You may elect to have the funds wired to the bank account specified on the Account Application. Funds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $25,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 60 days. For your protection, all other redemption checks will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. You may redeem shares by sending a written request for redemption to "Heritage Series Trust-Small Cap Stock Fund, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733." Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 60 days, redemptions greater than $25,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit the order to the Fund for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, the Fund will not knowingly permit the purchase of A shares through the Automatic Investment Plan if you are at the same time making systematic withdrawals of A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

     Please contact the Manager or your Representative for further information or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If a request for redemption is received by the Fund in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for C shares. Requests for redemption received by the Fund after the close of regular trading on the Exchange will be executed at the net asset value determined at the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for C shares.

     Payment for shares redeemed by the Fund normally will be made on the business day after redemption was made. If the shares to be redeemed recently have been purchased by personal check, the Fund may delay mailing a redemption check until the purchase check has cleared, which may take up to seven days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

     A redemption request will be considered to be received in "good order" if:

     - the number or amount of shares and the class of shares to be redeemed and the shareholder account number are indicated;

     - any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

     - any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

     - the signatures on any written redemption request of $25,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, or a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

     The Fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming
Shares -- Receiving Payment" in the SAI.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If you have held A shares or C shares for at least 30 days, you may exchange some or all of your shares for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally seven calendar days following the purchase date. Exchanges of shares of Heritage Mutual Funds generally will result in the realization of a taxable gain or loss for Federal income tax purposes.

     For purposes of calculating the commencement of the one-year CDSL holding period for shares exchanged from the Fund to the C shares of any other Heritage Mutual Fund, except Heritage Cash Trust -- Money Market Fund ("Money Market Fund"), the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation.

     If you exchange A shares or C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. Because the Money Market Fund is a no-load mutual fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. In addition, if you exchange C shares of the Fund for corresponding shares of the Money Market Fund, the period during which an investment is held in shares of the Money Market Fund will not count for purposes of calculating the one-year CDSL holding period for such shares. As a result, if you redeem C shares of the Money Market Fund before the expiration of the one-year CDSL holding period, you will be subject to the applicable CDSL. A shares of the Fund may be exchanged for A shares of the Heritage Cash Trust -- Municipal Money Fund, which is the only class of shares offered by that fund. Because the Heritage Cash Trust -- Municipal Money Market Fund is a no-load mutual fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. C shares are not eligible for exchange into the Heritage Cash
Trust -- Municipal Money Market Fund.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares -- Telephone Request."

     Telephone exchanges can be effected by calling the Manager at 800-421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     The exchange privilege is available only in states where shares of the Heritage Mutual Fund being acquired may be legally sold. Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate the exchange privilege upon 60 days' notice. For further information on this exchange privilege, contact the Manager or your Representative and see "Exchange Privilege" in the SAI.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

     The business and affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Fund shares.

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

     Heritage Asset Management, Inc. is the Fund's investment adviser, fund accountant, administrator and transfer agent. The Manager is responsible for reviewing and establishing investment policies for the Fund as well as administering the Fund's noninvestment affairs. The Manager is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the Fund and the other Heritage Mutual Funds with net assets totaling approximately $2 billion as of January 31, 1996. The Fund pays the Manager directly for fund accounting and transfer agent services.

     Advisory and Administration Fee. The Manager's annual investment advisory and administration fee is 1% of the Fund's average daily net assets on the first $50 million and 0.75% on average daily net assets over $50 million. This fee is computed daily and paid monthly and is higher than that charged for most other mutual funds with similar investment objectives. The Manager voluntarily will waive its fees and also may be required to reduce its fees pursuant to various state regulations which impose limitations on the annual expense ratio of the Fund. The Manager may recover fees waived in the previous two years if the recovery does not cause the Fund to exceed applicable expense limitations.

     Brokerage Practices. The Fund may use the Distributor as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution, although it is not currently the Fund's practice to do so. See "Brokerage Practices" in the SAI.

SUBADVISERS

     The assets of the Fund are allocated among one or more investment subadvisers, subject to review by the Manager and the Board of Trustees. The Manager periodically will review the allocation of such assets and, subject to the oversight of the Board of Trustees, may, at its own discretion, reallocate the assets between investment subadvisers when it deems such reallocation in the best interest of the Fund's shareholders. The assets of the Fund currently are allocated among two investment subadvisers, Eagle Asset Management, Inc. ("Eagle"), a wholly-owned subsidiary of Raymond James Financial, Inc., and Awad & Associates ("Awad"), a division of Raymond James & Associates, Inc. The Manager has entered into a separate agreement with each of the Subadvisers to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager. The Manager may, in the future, propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and Fund shareholders.

     Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, makes investment decisions on behalf of its allocated portion of the Fund's assets. In making investment decisions, Eagle relies, in part, on the Research Register, which is a listing of investments prepared by The Research Department ("Research") of Raymond James & Associates, Inc. The Research Register is used as the basis for specific investment recommendations to Raymond James & Associates, Inc.'s clients. The Research Register displays current research ratings that range from Strong Buy ("Buy 1") to Sell ("5"). Research also prepares a Focus List (the "Focus List"), which is a subset of the "Buy 1" recommendations. The portion of the Fund's assets managed by Eagle will not entirely correspond to the "Buy 1" recommendations or the Focus List because some of the "Buy 1" recommendations or the Focus List securities may not be appropriate investments for the Fund due to special diversification, liquidity and other requirements that apply to registered investment companies. In addition, some of the Focus List and "Buy 1" securities are not small capitalization companies and may not be appropriate for the Fund. Moreover, other Raymond James & Associates, Inc. clients who receive the Research Register or Focus List recommendations may place purchase or sale orders that make it more difficult for the Fund to implement its own orders to buy or sell the same securities. This is especially true for over-the-counter securities for which Raymond James & Associates, Inc. is the primary market maker because the Fund is not permitted to enter into principal transactions with Raymond James & Associates, Inc. Thus, the performance of the portion of the Fund invested by Eagle will differ from the Focus List's performance.

     A majority of the securities in which Eagle invests are limited to the "Buy 1" recommendations of Research, which generally are growth companies selected based on unusually attractive valuations relative to twelve to eighteen month potential values. The remainder of the securities in which Eagle invests generally will be other small capitalization companies. "Buy 1" companies may be undervalued because they are part of an industry that is out of favor with investors even though the individual companies may be financially sound and have high rates of earning growth. For its services to the Fund, Eagle is paid by the Manager an annual fee equal to .50% on the first $50 million of the Fund's average daily net assets under Eagle's investment discretion and .375% on the Fund's average daily net assets over $50 million under its investment discretion.

Eagle acts as adviser to Heritage Series Trust-Eagle International Equity Portfolio. Eagle also serves as subadviser to the Trust's Value Equity Fund and Growth Equity Fund, Heritage Income-Growth Trust and Heritage Capital Appreciation Trust (although no assets currently are allocated to it), and advises private investment accounts with net assets totalling approximately $2 billion as of January 31, 1996.

     Awad & Associates, 477 Madison Ave., New York, New York 10022, is a division of Raymond James & Associates, Inc. and makes investment decisions on its allocated portion of the Fund's assets. Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small cap market. Awad seeks to achieve these goals through fundamental research consisting of proprietary research, the use of Raymond James & Associates, Inc.'s research and the research of high quality regional and Wall Street firms. Due to Awad's use of Raymond James & Associates, Inc.'s research recommendations, there may be some overlap among the portions of the Fund managed by Awad and Eagle. Awad may buy stocks on the Research Register that have ratings below "Buy 1" if the stocks meet Awad's investment criteria. The companies in which Awad invests generally will have steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and the ability to perform well in a stagnant economy. The companies purchased generally will have low price/earnings ratios relative to the stock market in general. Awad had $400 million of assets under its discretionary management at January 31, 1996. For its services to the Fund, Awad is paid by the Manager an annual fee equal to .50% on the first $50 million of the Fund's average daily net assets under Awad's investment discretion and .375% on the Fund's average daily net assets over $50 million under its investment discretion.

PORTFOLIO MANAGEMENT

     Bert L. Boksen serves as portfolio manager of the portion of the Fund's assets allocated to Eagle and James D. Awad serves as portfolio manager of the portion of the Fund's assets allocated to Awad. Messrs. Boksen and Awad have been the portfolio managers since August 7, 1995 and the Fund's inception, respectively, and are responsible for the day-to-day management of their respective portions of the Fund's assets subject to the general oversight of the Manager and the Board of Trustees. Mr. Boksen is a Senior Vice President of Eagle. Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Awad has been Chairman of Awad since 1992. Prior to 1992, he was President of BMI Capital Corporation from 1980 through 1992.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Dividends from net investment income are declared and paid annually. The Fund also distributes to shareholders substantially all net realized capital gains on portfolio securities at the end of the year in which the gains are realized. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan are declared and paid in additional Fund shares. Other shareholders may elect to:

     - receive both dividends and other distributions in additional Fund shares;

     - receive dividends in cash and other distributions in additional Fund shares;

     - receive both dividends and other distributions in cash; or

     - receive both dividends and other distributions in cash for investment into another Heritage Mutual Fund.

     If you select none of these options, the first option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at their net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying the Manager in writing.

     Dividends paid by the Fund with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on C shares may be lower than dividends on A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to C shares.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, the Fund may pay the Distributor a service fee of up to 0.55% and a distribution fee of up to 0.10% of the Fund's average daily net assets attributable to A shares. The Fund currently pays the Distributor a service fee of up to .25% of Class A average daily net assets. This fee is computed daily and paid monthly.

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, the Fund pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to C shares. This fee is computed daily and paid monthly.

     The above-referenced fees paid to the Distributor are made under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of A shares and C shares, including compensation (in addition to the sales load) paid to Representatives; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers who also will distribute shares of the Fund.

     If either Plan is terminated, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year that the Fund does so, it (but not its shareholders) will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of the Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of the Fund's realized net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. No substantial portion of the dividends paid by the Fund is expected to be eligible for the dividends-received deduction allowed to corporations.

     Dividends and other distributions declared by the Fund in November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year. The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. All A shares and C shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only shares of that class are entitled to vote. As a portfolio of a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the other Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares.

     No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                          HERITAGE SERIES TRUST LOGO
                              SMALL CAP STOCK FUND

                                   PROSPECTUS

                                 March 1, 1996

     Heritage Series Trust Fund
     Small Cap Stock Fund
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------

     Address Change Requested

     Prospectus

     INVESTMENT ADVISOR/
     SHAREHOLDER SERVICING AGENT
     Heritage Asset Management, Inc.
     P.O. Box 33022
     St. Petersburg, FL 33733
     (800) 421-4184

     DISTRIBUTOR
     Raymond James & Associates, Inc.
     P.O. Box 12749
     St. Petersburg, FL 33733
     (813) 573-3800

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP

     7M HAM026

                         [HERITAGE SERIES TRUST LOGO]

                              VALUE EQUITY FUND

     Heritage Series Trust is a mutual fund offering its shares in separate investment portfolios. This Prospectus relates to the Value Equity Fund (the "Fund"). The Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income. The Fund seeks to accomplish these objectives primarily by investing in a diversified portfolio of common stocks that meet certain quantitative standards that, in the judgment of the Fund's investment subadviser, Eagle Asset Management, Inc., indicate above average financial soundness and high intrinsic value relative to price. The Fund offers two classes of shares, Class A shares (sold subject to a front-end sales load) and Class C shares (sold subject to a contingent deferred sales load).

     This Prospectus contains information that should be read before investing in the Fund and should be kept for future reference. A Statement of Additional Information dated March 1, 1996 relating to the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
              PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                    [HERITAGE ASSET MANAGEMENT, INC. LOGO]
                      Registered Investment Advisor--SEC

                              880 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 421-4184

                         Prospectus Dated March 1, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GENERAL INFORMATION.................................................    1
  About the Trust and the Fund......................................    1
  Total Fund Expenses...............................................    1
  Financial Highlights..............................................    3
  Differences Between A Shares and C Shares.........................    3
  Investment Objectives, Policies and Risk Factors..................    4
  Net Asset Value...................................................    6
  Performance Information...........................................    6
INVESTING IN THE FUND...............................................    7
  How to Buy Shares.................................................    7
  Minimum Investment Required/Accounts With Low Balances............    8
  Investment Programs...............................................    8
  Alternative Purchase Plans........................................    9
  What Class A Shares Will Cost.....................................   10
  What Class C Shares Will Cost.....................................   12
  How to Redeem Shares..............................................   13
  Receiving Payment.................................................   14
  Exchange Privilege................................................   15
MANAGEMENT OF THE FUND..............................................   16
SHAREHOLDER AND ACCOUNT POLICIES....................................   17
  Dividends and Other Distributions.................................   17
  Distribution Plans................................................   18
  Taxes.............................................................   18
  Shareholder Information...........................................   19

                              GENERAL INFORMATION

ABOUT THE TRUST AND THE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is an open-end diversified management investment company that currently offers its shares in four separate investment portfolios, the Value Equity Fund (the "Fund"), the Small Cap Stock Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. The Fund is designed for individuals, institutions and fiduciaries. The Fund offers two classes of shares, Class A shares ("A shares") and Class C shares ("C shares"). The Fund requires a minimum initial investment of $1,000, except for certain retirement accounts and investment plans for which lower limits may apply. See "Investing in the Trust." This Prospectus relates exclusively to the Fund. To obtain a Prospectus for the Trust's other portfolios, please call (800) 421-4184.

TOTAL FUND EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shown below are all Class A expenses incurred by the Fund during its 1995 fiscal year, adjusted to reflect current voluntary expense limitations. Class A annual operating expenses are shown as an annualized percentage of fiscal 1995 average daily net assets. Because C shares were not offered for sale prior to April 3, 1995, Class C annual operating expenses are based on estimated 1996 expenses. Shareholder transaction expenses for both classes are expressed as a percentage of maximum public offering price, cost per transaction or as otherwise noted.

                                                    CLASS A     CLASS C
                                                    -------     -------
    SHAREHOLDER TRANSACTION EXPENSES
    Sales load "charge" on purchases..............     4.75%       None
    Contingent deferred sales load (as a                                   (declining to 0%
      percentage of original purchase price or                             after the first
      redemption proceeds, as applicable).........     None        1.00%   year)
    Wire redemption fee...........................   $ 5.00      $ 5.00

    ANNUAL FUND OPERATING EXPENSES
    Management fee (after fee waiver).............     0.00%       0.00%
    12b-1 Distribution Fees.......................     0.25%       1.00%
    Other Expenses (after reimbursement)..........     1.40%       1.40%
                                                    -------     -------
    Total Fund Operating Expenses (after fee
      waiver and reimbursement)...................     1.65%       2.40%
                                                     ======      ======

     The Fund's manager, Heritage Asset Management, Inc. (the "Manager"), voluntarily will waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.65% and to the extent that Class C annual operating expenses exceed 2.40% of the Fund's average daily net assets attributable to that class. Absent such fee waiver, the management fee would be 0.75% and other expenses would be 2.49% for each class and the annualized total Fund operating expenses would be 3.49% for Class A and 4.24% for Class C. To the extent that the Manager waives or reimburses its fees with respect to one class, it will do so with respect to the other class on a proportionate basis. Although the Fund is authorized to pay annual Rule 12b-1 distribution fees on behalf of A shares of up to .35% of the average daily net assets attributable to that class, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") has authorized annual payments of only .25% of Class A average daily net assets. Due to the imposition of Rule 12b-1 the distribution fees, it is possible that long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc.

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
        Total Operating Expenses -- Class A............   $ 63      $97      $ 133      $234
        Total Operating Expenses -- Class C............   $ 34      $75      $ 128      $274

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and no redemption at the end of each period shown.

                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
        Total Operating Expenses -- Class A............   $ 63      $97      $ 133      $234
        Total Operating Expenses -- Class C............   $ 24      $75      $ 128      $274

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by Fund shareholders. For a further discussion of these costs and expenses, see "Management of the Fund" and "Distribution Plans."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following table shows important financial information for an A share and a C share of the Fund outstanding for the period indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information ("SAI"), which may be obtained by calling the Fund at the telephone number on the front page of this Prospectus.

                                                                    CLASS A+   CLASS C++
                                                                    --------   ---------
        NET ASSET VALUE, BEGINNING OF THE PERIOD..................   $14.29     $ 15.27
                                                                    --------   ---------
        INCOME FROM INVESTMENT OPERATIONS:
          Net investment income...................................      .08         .01
          Net realized and unrealized gain on investments.........     3.63        2.64
                                                                    --------   ---------
        Total from investment operations..........................     3.71        2.65
                                                                    --------   ---------
        NET ASSET VALUE, END OF THE PERIOD........................   $18.00     $ 17.92
                                                                    =======    ========
        TOTAL RETURN(%)(C)(D).....................................    25.96       17.35

        RATIOS(%)/AND SUPPLEMENTAL DATA:
          Ratio of operating expenses, net to average daily net
             assets(a)(b).........................................     1.65        2.40
          Ratio of net investment income to average daily net
             assets(b)............................................     1.05         .28
          Portfolio turnover rate(b)..............................       82          82
          Net assets, end of period ($ millions)..................       12           4

---------------

+ For the period December 30, 1994 (commencement of operations) to October 31, 1995.
++ For the period April 3, 1995 (commencement of C shares) to October 31, 1995.
(a)Excludes management fees waived and expenses reimbursed by the Manager of $.13 per share for A shares and C shares, respectively. The operating expense ratios including such items would be 3.49% and 4.24% (annualized), respectively.
(b)Annualized.
(c)Not annualized.
(d)Does not reflect the imposition of a sales load.

DIFFERENCES BETWEEN A SHARES AND C SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The primary difference between the A shares and the C shares lies in their initial sales load and contingent deferred sales load ("CDSL") structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized below. In addition, each class may bear differing amounts of certain class-specific expenses, such as transfer agent fees, Securities and Exchange Commission ("SEC") registration fees, state registration fees and expenses of administrative personnel and services. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives. See "How to Buy Shares," "Alternative Purchase Plans," "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

                                            ANNUAL 12B-1 FEES
                                            AS A % OF AVERAGE
                    SALES LOAD               DAILY NET ASSETS           OTHER INFORMATION
            --------------------------  --------------------------  --------------------------
A Shares    Maximum initial sales load  Service fee of up to        Initial sales load waived
            of 4.75%                    0.25%; distribution fee of  or reduced for certain
                                        up to 0.10%*                purchases

C Shares    Maximum CDSL of 1% of       Service fee of 0.25%;       CDSL waived for certain
            redemption proceeds;        distribution fee of up to   types of redemptions
            declining to zero after 1   0.75%
            year

---------------

* Class A 12b-1 fees currently are limited by the Board of Trustees to the 0.25% service fee.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective. There is no assurance that these investment objectives will be met. In seeking these objectives, the Fund may invest without limit in common stocks that, when purchased, meet certain quantitative standards that in the judgment of Eagle Asset Management, Inc., the Fund's investment subadviser (the "Subadviser"), indicate above average financial soundness and high intrinsic value relative to price. In particular, each common stock must have at least one of the following attributes in order to meet the Subadviser's investment criteria when purchased by the Fund:

     - LOW PRICE IN RELATION TO THE ISSUER'S EARNINGS OR BOOK VALUE: The stock must have a price-to-earnings ratio or price-to-book value ratio of less than or approximately equal to 75% of that of the broader equity market (as measured by the Standard & Poor's 500 Composite Stock Price Index);

     - HIGH DIVIDEND YIELD: The stock's yield must approximate at least 50% of the prevailing average yield to maturity of the long-term U.S. Government bond, as measured by the Lehman Brothers Long Treasury Bond Index (or other similar index if this index is not available);

     - HIGH VALUE OF ISSUER AS A GOING CONCERN: The stock's per share going concern value (as estimated by the Subadviser) must exceed book value and market value; or

     - LOW DEBT: The long-term debt of the issuer must be below, or approximately equivalent to, the issuer's tangible net worth.

     Under normal market conditions, at least 65% of the Fund's total assets will be invested in U.S. common stocks. With respect to the other 35% of its total assets, the Fund may invest in common stocks of foreign issuers, American Depository Receipts ("ADRs"), foreign currency transactions with respect to underlying common stock, preferred stock, investment grade securities convertible into common stocks, futures contracts, options on equity securities or equity security indices, rights or warrants to subscribe for or purchase common stocks, obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements thereon) and in securities that track the performance of a broad-based securities index, such as Standard & Poor's Depository Receipts. The Fund may loan its portfolio securities. Investment grade securities include securities rated Baa or above by Moody's Investors Service, Inc. ("Moody's") or BBB or above by Standard & Poor's Ratings Services ("S&P") or unrated securities deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The Fund may retain a security that has been downgraded below investment grade if, in the Subadviser's opinion, it is in the Fund's best interest. See the Appendix to the SAI for a description of corporate bond ratings by S&P and Moody's.

     The portion of total assets invested in common stocks and debt securities will vary based on the availability of common stocks meeting the foregoing criteria and the Subadviser's evaluation of the investment merit of common stocks relative to debt securities. No more than 10% of the Fund's net assets may be invested in securities that, at the time of investment, are illiquid. See "Investment Information -- Investment Policies" in the SAI for a more detailed discussion of these securities, including related risks.

     For temporary defensive purposes during anticipated periods of general market decline, the Fund may invest up to 100% of its net assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. See the SAI and its Appendix for a description of the commercial paper ratings by S&P and Moody's.

     STOCK SELECTION PROCESS. In selecting securities, the Subadviser screens a universe of over 2500 companies. From this universe, the Subadviser anticipates that only a few hundred companies will meet one or more of its investment criteria. Each of these companies is analyzed individually in terms of its past and present competitive position within its respective industry. Selections will be made based on the Subadviser's projections of the companies' growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. Target prices and value ranges are developed from this analysis and portfolio selection will be made from among the top-rated securities.

     The Subadviser periodically monitors the Fund's equity securities to assure that they continue to meet the selection criteria. A security normally will be sold once it reaches its target price, when negative changes occur with respect to the company or its industry, or when there is a significant change in the security with respect to one or more of the four selection criteria listed above. The Fund may at times continue to hold equity securities that no longer meet the criteria but the Subadviser deems suitable investments in view of the Fund's investment objectives.

     SPECIAL RISKS OF FOREIGN SECURITIES TRANSACTIONS. The Fund may invest up to 15% of its total assets in common stocks of foreign issuers and ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. There are special risks involved in investing in foreign securities and ADRs. There may be less public information available about foreign issuers than U.S. issuers, and foreign issuers generally are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. There may be a possibility of nationalization or expropriation of assets, impositions of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of the Fund's investment in certain foreign countries. In addition, income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Before investing in foreign securities, the Fund considers possible political and financial instability abroad, as well as the liquidity and volatility of foreign investments.

     Fluctuations in monetary exchange rates affect the dollar value of foreign investments. Solely to protect against such uncertainty, the Fund can enter into forward contracts to purchase or sell foreign currencies at a future date. See the SAI for further discussion of these policies. The SAI also describes other investment techniques that the Fund may use but that are not anticipated to be a part of the Fund's investment strategy for the foreseeable future.

     The Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. The SAI contains more detailed information on the Fund's investment policies and risks.

NET ASSET VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The net asset values of A shares and C shares are calculated by dividing the value of the total assets of the Fund attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") each day it is open. Fund securities are stated at market value based on the last sales price as reported by the principal securities exchange on which the securities are traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if the Manager or the Subadviser has reason to question the validity of market quotations they receive, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. The per share net asset value of A shares and C shares may differ as a result of the different daily expense accruals applicable to each class. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Total return data of the A shares and C shares from time to time may be included in advertisements about the Fund. Performance information is computed separately for A shares and C shares in accordance with the methods described below. Because C shares bear the expense of a higher distribution fee attributable to the deferred sales load alternative, the performance of C shares likely will be lower than that of A shares.

     Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A Shares, giving effect to the maximum initial sales load of 4.75% and, in the case of C shares, giving effect to the deduction of any CDSL that would be payable). In addition, the Fund also may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. The Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share and C share over a period of time, adjusted for dividends and other distributions. A share and C share performance may be compared with various indices.

     All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's investment portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Additional performance information is contained in the Fund's annual report, which may be obtained, without charge, by contacting the Fund at (800) 421-4184. For more information on investment performance, see the SAI.

                             INVESTING IN THE FUND

HOW TO BUY SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares of the Fund are offered continuously through the Fund's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended.

     Shares of the Fund may be purchased through a registered representative of the Distributor, a participating dealer or participating bank ("Representative") by placing an order for Fund shares with your Representative, completing and signing the Account Application found in this Prospectus, and mailing it along with your payment, within three business days.

     The Fund offers and sells two classes of shares, A shares and C shares. A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales load imposed at the time of purchase. C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. A CDSL of 1% is imposed on C shares if you redeem those shares within one year of purchase. When you place an order for Fund shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's offering price. Purchase orders received by your Representative prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m. Eastern time on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

     You also may purchase shares of the Fund directly by completing and signing the Account Application in the back of this Prospectus and mailing it, along with your payment to Heritage Series Trust -- Value Equity Fund, c/o Shareholder Services, Heritage Asset Management, Inc., P. O. Box 33022, St. Petersburg, FL 33733.

     Shares may be purchased with Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to State Street Bank and Trust Company, Boston, Massachusetts, ABA # 011-000-028, Account # 3196-769-8. Wire instructions should include (1) the name of the Fund, (2) the class of shares to be purchased, (3) your account number as assigned by the Fund, and (4) your name. To open a new account with Federal funds or by wire, you must contact the Manager or your Representative to obtain a Heritage mutual fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on "How to Buy Shares," see "Investing in the Fund" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Except as provided under "Investment Programs," the minimum initial investment in the Fund is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Representative for further information.

     Due to the high cost of maintaining accounts with low balances, it is currently the Fund's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Fund may redeem shares in the account and pay the proceeds to the shareholder. The Fund does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

INVESTMENT PROGRAMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A variety of automated investment options are available for the purchase of Fund shares. These plans provide for automatic monthly investments of $50 or more through various methods described below. You may change the amount to be invested automatically or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. Shareholders desiring this service should complete the appropriate application available from the Manager. You will receive a periodic confirmation of all activity for your account.

AUTOMATIC INVESTMENT OPTIONS:

1. Bank Draft Investing -- You may authorize the Manager to process a monthly draft from your personal checking account for investment into the Fund. The draft is returned by your bank the same way a canceled check is returned.

2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or part of each check directed to purchase shares of the Fund. The U.S. Government or agency will report to you all payments made.

4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by the Manager ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

     You may change or terminate any of the above options at any time.

RETIREMENT PLANS:

     Shares of the Fund may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs"), and other retirement plan plans.

     HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. You may make limited contributions to the Heritage IRA through the purchase of shares of the Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $2,250, if such contributions also are made for a nonworking spouse and a joint return is filed). A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact the Manager.

     Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

     OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares will be that normally applicable under the schedule of sales load set forth in this Prospectus to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

ALTERNATIVE PURCHASE PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The alternative purchase plans offered by the Fund enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in the Fund, the accumulated continuing distribution and service fees plus the CDSL on C shares would exceed the initial sales load plus accumulated service fees on A shares purchased at the same time. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares. Representatives may receive different compensation for sales of A shares than sales of C shares.

     If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase A shares because similar reductions are not available on the C shares. For example, if you intend to invest more than $1,000,000 in shares of the Fund, you should purchase A shares. Moreover, all A shares are subject to a lower 12b-1 fee and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. If your purchase will not qualify for a reduced sales load, you still may wish to purchase A shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and service fees on C shares eventually would exceed the initial sales load plus the continuing service fee on A shares during the life of your investment. However, because initial sales loads are deducted at the time of purchase, not all of the purchase payment for A shares is invested initially.

     You might determine that it would be more advantageous to purchase C shares in order to have all of your purchase payment invested initially. However, your investment would remain subject to continuing distribution and service fees and, for a one year period, be subject to a CDSL. For example, based on current fees and expenses for the Fund and the maximum A sales load, you would have to hold A shares approximately seven years before the accumulated distribution and servicing fees on the C shares would exceed the initial sales load plus the accumulated servicing fees on the A shares.

WHAT CLASS A SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Class A shares are sold on each day on which the Exchange is open. A shares are sold at their next determined net asset value plus a sales load as described below.

                                              SALES LOAD AS A PERCENTAGE OF
                                            ----------------------------------
                                                                NET AMOUNT       DEALER CONCESSION
                                                                 INVESTED        AS PERCENTAGE OF
            AMOUNT OF PURCHASE              OFFERING PRICE   (NET ASSET VALUE)   OFFERING PRICE(1)
------------------------------------------  --------------   -----------------   -----------------
Less than $25,000.........................       4.75%              4.99%               4.25%
$25,000-$49,999...........................       4.25%              4.44%               3.75%
$50,000-$99,999...........................       3.75%              3.90%               3.25%
$100,000-$249,999.........................       3.25%              3.36%               2.75%
$250,000-$499,999.........................       2.50%              2.56%               2.00%
$500,000-$999,999.........................       1.75%              1.78%               1.25%
$1,000,000 and over.......................       1.00%              1.01%               0.75%

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

     Class A shares may be sold at net asset value without any sales load to the Manager and the Subadviser; current and retired officers and Trustees of the Trust; directors, officers and full-time employees of the Manager, the Subadviser of any Heritage Mutual Fund, the Distributor and their affiliates; registered representatives of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are parties to agency agreements with the Distributor, and all such persons' immediate relatives and their beneficial accounts. Shares also may be sold at net asset value without any sales load to shareholders referred to the Fund by the Subadviser. In addition, the American Psychiatric Association (the "APA Group") has entered into an agreement with the Distributor that allows its members to purchase A shares at a sales load equal to two-thirds of the percentages in the above table. The Dealer concession also will be adjusted in a like manner. Members of the APA Group also are eligible to purchase A shares at net asset value in amounts equal to the value of shares redeemed from other mutual funds that were purchased under reduced sales load programs available to their organization. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

     Class A shares also may be purchased at net asset value by trust companies and bank trust departments for funds over which they exercise exclusive discretionary authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase. Currently, the minimum purchase required is $1,000,000, which may be invested over a period of 13 months. The minimum may be changed from time to time by the Distributor. The minimum may be aggregated between A shares of the Fund and A shares of any other Heritage Mutual Fund that would be subject to a sales load. Cities, counties, states or instrumentalities, and their departments, authorities or agencies are able to purchase A shares of the Fund at net asset value as long as certain conditions are met.

HERITAGE NET ASSET VALUE ("NAV") TRANSFER PROGRAM

     Class A shares of the Fund may be sold at net asset value without any sales load under the Manager's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that you recently redeemed shares from a load or no-load mutual fund other than a Heritage Mutual Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund within time parameters set by the Manager. In addition, shares of the other fund must have been liquidated no more than 90 days prior to the purchase of shares of a Heritage Mutual Fund.

COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)

     You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of A shares into a single "purchase," if the resulting "purchase" totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund subject to a sales load. To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, you or the selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

STATEMENT OF INTENTION

     You also may obtain the reduced sales loads shown under "What Class A Shares Will Cost" by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in A shares of the Fund or A shares of any other Heritage Mutual Fund subject to a sales load ("Statement of Intention").

     Investors qualifying for the Combined Purchase Privilege described above may purchase A shares of the Heritage Mutual Funds under a single Statement of Intention. For example, if, at the time an investor signs a Statement of Intention to invest at least $25,000 in A shares of the Fund, the investor and the investor's spouse each purchase A shares worth $5,000 (for a total of $10,000), then it will be necessary only to invest a total of $15,000 during the following 13 months in A shares or any other Heritage Mutual Fund subject to a sales load to qualify for the reduced sales load on the total amount being invested.

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of the Fund, please complete the appropriate portion of the Account Application at the back of this Prospectus. Current Fund shareholders desiring to do so can obtain a form of Statement of Intention by contacting the Manager or the Distributor at the address or telephone number listed on the cover of this Prospectus or from their Representative.

REINSTATEMENT PRIVILEGE

     A shareholder who has redeemed any or all of his A shares of the Fund may reinvest all or any portion of the redemption proceeds in A shares at net asset value without any sales load, provided that such reinvestment is made within 90 calendar days after the redemption date. A shareholder who has redeemed any or all of his C shares of the Fund and has paid a CDSL on those shares or has held those shares long enough so that the CDSL no longer applies, may reinvest all or any portion of the redemption proceeds in C shares of the Fund at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any loss realized will not be recognized to the extent the proceeds are reinvested in shares of the Fund. See "Taxes." The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his defined contribution plan, IRA or SEP. Investors must notify the Fund if they intend to exercise the reinstatement privilege.

     For more information on "What Class A Shares Will Cost" and a further explanation of instances in which the sales load will be waived or reduced, see "Investing in the Fund" in the SAI.

WHAT CLASS C SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A CDSL of 1% is imposed on C shares if, within one year of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

     Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSL. When calculating the CDSL, it will be assumed that the redemption is made first of C shares acquired as dividends, second of C shares that have been held for over one year, and finally of C shares held for less than one year on a first-in first-out basis.

     For example, assume you purchase 100 C shares at $10 per share (for a total cost of $1,000) and, during the year you purchase such shares, the net asset value increases to $12 per share and you acquire 10 additional shares as dividends. If you redeem 50 shares (or $600) within the first year of purchase, 10 shares would not be subject to the CDSL because redemptions are made first of shares acquired as dividends. With respect to the remaining shares, the CDSL is applied only to the original cost of $10 per share and not to the higher net asset value of $12 per share. Therefore, only 40 of the 50 shares (or $400) being redeemed would be subject to a CDSL at a rate of 1%.

     WAIVER OF THE CONTINGENT DEFERRED SALES LOAD. The CDSL is currently waived for (1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Code from a qualified retirement plan, including a Keogh Plan or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by the Fund of C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death certificates or physicians certificates.

     For more information about C shares, see "Reinstatement Privilege" and"Exchange Privilege."

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Redemptions of Fund shares can be made by:

     CONTACTING YOUR REPRESENTATIVE. Your Representative will transmit an order to the Fund for redemption and may charge you a fee for this service.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to the Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Fund, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Fund, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares -- Telephone Transactions" in the SAI. You may elect to have the funds wired to the bank account specified on the Account Application. Funds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $25,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 60 days. For your protection, all other redemption checks will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. You may redeem shares by sending a written request for redemption to "Heritage Series Trust-Value Equity Fund, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733." Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 60 days, redemptions greater than $25,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit the order to the Fund for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, the Fund will not knowingly permit the purchase of A shares through the Automatic Investment Plan if you are at the same time making systematic withdrawals of A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

     Please contact the Manager or your Representative for further information or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If a request for redemption is received by the Fund in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for C shares. Requests for redemption received by the Fund after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for C shares.

     Payment for shares redeemed by the Fund normally will be made on the business day after redemption was made. If the shares to be redeemed recently have been purchased by personal check, the Fund may delay mailing a redemption check until the purchase check has cleared, which may take up to seven days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

     A redemption request will be considered to be received in "good order" if:

     - the number or amount of shares and the class of shares to be redeemed and the shareholder account number are indicated;

     - any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

     - any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

     - the signatures on any written redemption request of $25,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

     The Fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming
Shares -- Receiving Payment" in the SAI.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If you have held A shares or C shares for at least 30 days, you may exchange some or all of your shares for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally seven calendar days following the purchase date. Exchanges of shares of Heritage Mutual Funds generally will result in the realization of a taxable gain or loss for Federal income tax purposes.

     For purposes of calculating the commencement of the one-year CDSL holding period for shares exchanged from the Fund to the C shares of any other Heritage Mutual Fund, except Heritage Cash Trust -- Money Market Fund ("Money Market Fund"), the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation.

     If you exchange A shares or C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. Because the Money Market Fund is a no-load mutual fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. In addition, if you exchange C shares of the Fund for corresponding shares of the Money Market Fund, the period during which an investment is held in shares of the Money Market Fund will not count for purposes of calculating the one-year CDSL holding period for such shares. As a result, if you redeem C shares of the Money Market Fund before the expiration of the one-year CDSL holding period, you will be subject to the applicable CDSL. A shares of the Fund may be exchanged for A shares of the Heritage Cash Trust -- Municipal Money Market Fund, which is the only class of shares offered by that fund. Because the Heritage Cash Trust -- Municipal Money Market Fund in a no-load mutual fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. C shares are not eligible for exchange into the Heritage Cash Trust -- Municipal Money Market Fund.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares -- Telephone Request."

     Telephone exchanges can be effected by calling the Manager at 800-421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     The exchange privilege is available only in states where shares of the Heritage Mutual Fund being acquired may be legally sold. Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate the exchange privilege upon 60 days' notice. For further information on this exchange privilege, contact the Manager or your Representative and see "Exchange Privilege" in the SAI.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

     The business and affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Fund shares.

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

     Heritage Asset Management, Inc. is the Fund's investment adviser, fund accountant, administrator and transfer agent. The Manager is responsible for reviewing and establishing investment policies for the Fund as well as administering the Fund's noninvestment affairs. The Manager is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the Fund and the other Heritage Mutual Funds with net assets totaling approximately $2 billion as of January 31, 1996. The Fund pays the Manager directly for fund accounting and transfer agent services.

     The Manager's annual investment advisory and administration fee is 0.75% of the Fund's average daily net assets. This fee is computed daily and paid monthly and is higher than that charged for most other mutual funds with a similar investment objective. The Manager reserves the right to discontinue any voluntary waivers of its fees or reimbursements to the Fund in the future. The advisory fee also may be reduced pursuant to regulations in various states where Fund shares are qualified for sale which impose limitations on the annual expense ratio of the Fund. The Manager may recover fees waived in the previous two years if the recovery does not cause the Fund to exceed applicable expense limitations.

SUBADVISER

     The Manager has entered into an agreement with Eagle Asset Management, Inc. to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to 50% of the fees payable to the Manager by the Fund without regard to any reduction in fees actually paid to the Manager as a result of state expense limitations. The Subadviser is a wholly-owned subsidiary of Raymond James Financial, Inc. The Subadviser acts as adviser to Heritage Series Trust -- Eagle International Equity Portfolio. The Subadviser also acts as subadviser to the Trust's Small Cap Stock Fund and Growth Equity Fund, Heritage Capital Appreciation Trust (although no assets currently are allocated to the Subadviser) and Heritage Income-Growth Trust, and advises private investment accounts with net assets totalling approximately $2 billion as of January 31, 1996. The Subadviser may use the Distributor as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution. See "Brokerage Practices" in the SAI.

PORTFOLIO MANAGEMENT

     Christian C. Bertelsen has served as portfolio manager for the Fund since its inception on December 30, 1994. He is responsible for the day-to-day management of the Fund's investment portfolio, subject to the general oversight of the Manager and the Board of Trustees. Mr. Bertelsen is a Senior Vice President of the Subadviser. Mr. Bertelsen joined the Subadviser in 1993. Mr. Bertelsen became Chief Investment Officer of Dreman Value Advisors, Inc. on March 1, 1996. Mr. Bertelsen also remains an employee of the Subadvisor under an agreement which is scheduled to expire on May 31, 1996. From 1986 to 1993, Mr. Bertelsen held portfolio management positions with Colonial Management Associates, Inc.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Dividends from net investment income are declared and paid annually. The Fund also distributes to shareholders substantially all net realized capital gains on portfolio securities and net realized gains from foreign currency transactions after the end of the year in which the gains are realized. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan are declared and paid in additional Fund shares. Other shareholders may elect to:

     - receive both dividends and other distributions in additional Fund shares;

     - receive dividends in cash and other distributions in additional Fund shares;

     - receive both dividends and other distributions in cash; or

     - receive both dividends and other distributions in cash for investment into another Heritage Mutual Fund.

     If you select none of these options, the first option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at their net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying the Manager in writing.

     Dividends paid by the Fund with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on C shares may be lower than dividends on A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to C shares.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, the Fund may pay the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.10% of the Fund's average daily net assets attributable to A shares. The Fund currently pays the Distributor a service fee of up to 0.25% of Class A average daily net assets. This fee is computed daily and paid monthly.

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, the Fund pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to C shares. This fee is computed daily and paid monthly.

     The above-referenced fees paid to the Distributor are made under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of A shares and C shares, including compensation (in addition to the sales load) paid to Representatives; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers who also will distribute shares of the Fund.

     If either Plan is terminated, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year that the Fund does so, it (but not its shareholders) will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of the Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. No substantial portion of the dividends paid by the Fund is expected to be eligible for the dividends-received deduction allowed to corporations.

     Dividends and other distributions declared by the Fund in November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year. The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. All A shares and C shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only shares of that class are entitled to vote. As a portfolio of a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the other Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares.

     No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                         [HERITAGE SERIES TRUST LOGO]
                              VALUE EQUITY FUND
                                  PROSPECTUS

                                March 1, 1996

     Heritage Series Trust
     Value Equity Fund
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------

     Address Change Requested

     Prospectus

     INVESTMENT ADVISER/
     SHAREHOLDER SERVICING AGENT
     Heritage Asset Management, Inc.
     P.O. Box 33022
     St. Petersburg, FL 33733
     (800) 421-4184

     DISTRIBUTOR
     Raymond James & Associates, Inc.
     P.O. Box 12749
     St. Petersburg, FL 33733
     (813) 573-3800

     CUSTODIAN
     State Street Bank and Trust Company
     P.O. Box 1912
     Boston, MA 02105

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP

                         STATEMENT OF ADDITIONAL INFORMATION
                                HERITAGE SERIES TRUST
                       SMALL CAP STOCK FUND & VALUE EQUITY FUND


              This Statement of Additional Information ("SAI") dated March 1, 1996, should be read with the Prospectuses of the Small Cap Stock Fund and Value Equity Fund (each a "Fund" and collectively, the "Funds") of Heritage Series Trust dated March 1, 1996. This SAI is not a prospectus itself. To receive a copy of either Fund's Prospectus, write to Heritage Asset Management, Inc. at the address below or call (800) 421-4184.

                           HERITAGE ASSET MANAGEMENT, INC.
                                880 Carillon Parkway
                            St. Petersburg, Florida 33716

                                  TABLE OF CONTENTS
                                                                            Page
                                                                            ----

     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . .   1
              Investment Objectives  . . . . . . . . . . . . . . . . . . . .   1
              Investment Policies  . . . . . . . . . . . . . . . . . . . . .   1
              Industry Classifications . . . . . . . . . . . . . . . . . . .   8
              Hedging Strategies . . . . . . . . . . . . . . . . . . . . . .   9
     INVESTMENT LIMITATIONS  . . . . . . . . . . . . . . . . . . . . . . . .  18
     NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  22
     INVESTING IN THE FUNDS  . . . . . . . . . . . . . . . . . . . . . . . .  24
              Alternative Purchase Plans . . . . . . . . . . . . . . . . . .  24
              Class A Purchases at Net Asset Value . . . . . . . . . . . . .  25
              Class A Combined Purchase Privilege
                      (Right of Accumulation)  . . . . . . . . . . . . . . .  25
              Class A Statement of Intention . . . . . . . . . . . . . . . .  26
     REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
              Systematic Withdrawal Plan . . . . . . . . . . . . . . . . . .  27
              Telephone Transactions . . . . . . . . . . . . . . . . . . . .  28
              Redemptions in Kind  . . . . . . . . . . . . . . . . . . . . .  28
              Receiving Payment  . . . . . . . . . . . . . . . . . . . . . .  29
     EXCHANGE PRIVILEGE  . . . . . . . . . . . . . . . . . . . . . . . . . .  29
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
     FUND INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
              Management of the Funds  . . . . . . . . . . . . . . . . . . .  35
              Investment Adviser and Administrator; Subadvisers  . . . . . .  37
              Brokerage Practices  . . . . . . . . . . . . . . . . . . . . .  40
              Distribution of Shares . . . . . . . . . . . . . . . . . . . .  42
              Administration of the Funds  . . . . . . . . . . . . . . . . .  44
              Potential Liability  . . . . . . . . . . . . . . . . . . . . .  45
     APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1
     REPORT OF THE INDEPENDENT ACCOUNTANTS
              Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . .   A-5
              Value Equity Fund  . . . . . . . . . . . . . . . . . . . . .   A-6
     FINANCIAL STATEMENTS
              Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . .   A-7
              Value Equity Fund  . . . . . . . . . . . . . . . . . . . . .  A-18

     GENERAL INFORMATION
     -------------------

              Heritage  Series   Trust  (the  "Trust")  was   established  as  a
     Massachusetts business trust under a Declaration of Trust dated October 28, 1992. It is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of four portfolios: the Small Cap Stock Fund ("Small Cap"), the Value Equity Fund ("Value Equity"), the Growth Equity Fund and the Eagle International Equity Portfolio. This Statement of Additional Information ("SAI") relates solely to Small Cap and Value Equity. Each Fund offers two classes of shares, Class A shares sold subject to a front-end sales load ("A shares") and Class C shares sold subject to a contingent deferred sales load ("CDSL") ("C shares").

     INVESTMENT INFORMATION
     ----------------------

              Investment Objectives
              ---------------------

              The  investment  objective   of  each  Fund   is  stated   in  its
     Prospectus.

              Investment Policies
              -------------------

              The following information is in addition to and supplements each Fund's investment policies set forth in its Prospectus.

              AMERICAN DEPOSITORY RECEIPTS. Each Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. Generally, ADRs, in registered form, are denominated in the same currency as the securities into which they may be converted. ADRs are subject to many of the risks inherent in investing in foreign securities, including confiscatory taxation or nationalization, and less comprehensive disclosure requirements for the underlying security. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

              BANKERS' ACCEPTANCES. Each Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

              CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs"). The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association. Investments in CDs are made only with domestic institutions with assets in excess of $1 billion.

              COMMERCIAL PAPER. Each Fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Ratings
     Services ("S&P"). Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

              CONVERTIBLE  SECURITIES.   Each  Fund  may  invest  in convertible
     securities that are rated as investment grade (rated "BBB" or above by S&P or "Baa" or above by Moody's) or, if unrated, are deemed to be of comparable quality by the Fund's investment subadviser. Investment grade securities rated "BBB" or "Baa" are considered to have some speculative characteristics. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. The subadvisers will decide to invest in convertible securities based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which each Fund may invest include corporate bonds, notes and preferred stock that can be converted into (exchanged for) common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

              DEBT SECURITIES. Each Fund may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the federal budget deficit or an increase in the price of commodities such as oil.

              FOREIGN SECURITIES. Value Equity may invest up to 15% of its net assets in foreign securities. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile that securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States.

              It is Value Equity's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, Eagle Asset Management, Inc. ("Eagle"), such restrictions are likely to be imposed. However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of Value Equity to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

              Because investments in foreign companies usually will involve currencies of foreign countries, and because Value Equity may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of Value Equity's assets as measured in
     U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and Value Equity may incur costs in connection with conversions between various currencies. Value Equity will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. In addition, in order to protect against uncertainty in the level of future exchange rates, Value Equity may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward currency contract" or "forward contract"). See the "Foreign Currency Hedging Strategies-- Special Considerations" section below under "Hedging Strategies."

              ILLIQUID SECURITIES. As stated in its Prospectus, Value Equity will not purchase or otherwise acquire any illiquid security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Similarly, Small Cap will not purchase or otherwise acquire any illiquid security if, as a result more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Small Cap presently has no intention of investing more than 5% of its assets in illiquid securities. This policy includes repurchase agreements maturing in more than seven days.

              Over-the-counter ("OTC") options and their underlying collateral are currently considered to be illiquid investments. The Value Equity may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by Value Equity. The assets used as cover for OTC options written by Value Equity will be considered illiquid unless OTC options are sold to qualified dealers who agree that Value Equity may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

              LOANS OF PORTFOLIO SECURITIES. Value Equity may loan portfolio securities to qualified broker-dealers. Such loans may be terminated by Value Equity at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, Value Equity retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. Value Equity also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. Value Equity could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement Value Equity's income through investment of the cash collateral in short-term interest bearing obligations.

              PREFERRED  STOCK.  Each  Fund may  invest in  preferred stock.   A
     preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth is limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer at any time.

              REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Heritage Asset Management, Inc. ("Manager") to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees (the "Board of Trustees" or the "Board").

              REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund's limitation on borrowing.

              RISK FACTORS OF HIGH YIELD SECURITIES. Small Cap may invest up to 5% of its assets, measured at the time of purchase, in securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody's, respectively or unrated securities determined to be below investment grade by the subadviser, commonly referred to as "junk bonds." These high-yield securities are subject to certain risks that may not be present with investments of higher-grade securities. The following supplements the disclosure in Small Cap's Prospectus.

                      EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The prices of high-yield securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in market prices and yields of high-yield securities and thus, in a Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could affect severely the market for high-yield securities. In these circumstances, highly leveraged companies might have difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus, Small Cap's net asset value. Further, if the issuer of a security owned by Small Cap defaults, it might incur additional expenses to seek recovery.

              Generally, when interest rates rise, the value of fixed-rate  debt obligations, including high-yield securities, tends to decrease; when interest rates fall, the value of fixed-rate debt obligations tends to increase. If an issuer of a high-yield security containing a redemption or call provision exercises either provision in a declining interest rate market, Small Cap would have to replace the security, which could result in a decreased return for shareholders. Conversely, if Small Cap experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Small Cap's expenses could be allocated and in a reduced rate of return for it. While it is impossible to protect entirely against this risk, diversification of that Small Cap's investment portfolio and its subadviser's careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in Small Cap's investment portfolio.

                      THE HIGH YIELD  SECURITIES MARKET.   The market  for below
     investment grade bonds expanded rapidly in the 1980s, and its growth paralleled a long economic expansion. During that period, the yields on below investment grade bonds rose dramatically. Such higher yields did not reflect the value of the income stream that holders of such bonds expected, but rather the risk that holders of such bonds could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. In fact, from 1989 to 1991 during a period of economic recession, the percentage of lower quality bonds that defaulted rose significantly, although the default rate decreased in subsequent years. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit Small Cap's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

                      CREDIT RATINGS. The credit ratings issued by credit rating services may not reflect fully the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of high yield securities. Also, credit rating agencies may fail to change timely a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although Small Cap's subadviser considers ratings of recognized rating services such as Moody's and S&P, the subadviser primarily relies on its own credit analyses, which include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Small Cap's subadviser continually monitors the investments in their respective investment portfolios and carefully evaluate whether to dispose of or retain high-yield securities whose credit ratings have changed. See the Appendix for a description of Moody's and S&P's corporate debt ratings.

                      LIQUIDITY AND VALUATION. Lower-rated bonds typically are traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as higher-grade bonds. A less active and thinner market for high-yield securities than that available for higher quality securities may limit Small Cap's ability to sell such securities at that fair market value in response to changes in the economy or the financial markets. The ability of Small Cap to value or sell high-yield securities also will be affected adversely to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Board to value high-yield securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may affect adversely the public's perception of the value, and thus liquidity of a high-yield security, whether or not such perceptions are based on a fundamental analysis. See "Net Asset Value."

              STANDARD AND POOR'S DEPOSITORY RECEIPTS ("SPDRS"). Value Equity may invest in SPDRs. SPDRs represent an interest in a fixed portfolio of common stocks designed to track the price and dividend yield performance of the Standard & Poor's 500 Composite Stock Price Index. The interests are sponsored by PDR Services Corporation, a wholly-owned subsidiary of the American Stock Exchange, and are issued as shares of a unit investment trust registered under the 1940 Act. Accordingly, Value Equity's investment in SPDRs is limited by its fundamental investment restriction regarding investing in other investment companies and by Section 12(d)(1) of the 1940 Act. Under these limitations, Value Equity may not invest in SPDRs if such investment would cause it: (1) to own more than 3% of the outstanding voting stock of other investment company SPDRs; (2) to have more than 5% of the value of its total assets invested in other investment companies SPDRs; or (3) to have more than 10% of its total assets invested in other investment companies, including SPDRs.

              U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

              WARRANTS. Each Fund may purchase warrants, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. Each Fund's investment in warrants will be limited to 5% of its net assets. Included within that amount, no more than 2% of either Fund's net assets may be invested in warrants not traded on the New York or American Stock Exchange.

              Industry Classifications
              ------------------------

              For purposes of determining industry classifications, each Fund relies upon classifications established by the Manager that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") and in the Standard & Poor's Corporation Industry Classifications.

              Hedging Strategies
              ------------------

              GENERAL DESCRIPTION. Eagle may use a variety of financial instruments ("Hedging Instruments"), including futures contracts (sometimes referred to as "futures"), options, options on futures and forward currency contracts, to attempt to hedge Value Equity's investment portfolio. Forward currency contracts also may be used to shift Value Equity's exposure from one foreign currency to another.

              Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in Value Equity's investment portfolio. Thus, in a short hedge Value Equity takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge Value Equity takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

              Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that Value Equity owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

              The use of Hedging Instruments is subject to applicable regulations of the SEC, the exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, Value Equity's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

              In addition to the products and strategies described below, Eagle expects to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as Eagle develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. Eagle may utilize these opportunities to the extent that it is consistent with Value Equity's investment objectives and permitted by Value Equity's investment limitations and applicable regulatory authorities.

              SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

                      (1) Successful use of most Hedging Instruments depends upon Eagle's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Eagle is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

                      (2)      There might be imperfect correlation,  or even no
              correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if Value Equity entered into a short hedge because Eagle projected a decline in the price of a security in Value Equity's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, Value Equity could suffer a loss. In either such case, Value Equity would have been in a better position had it not hedged at all.

                      (4) As described below, Value Equity might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If Value Equity were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair Value Equity's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that Value Equity sell a portfolio security at a disadvantageous time. Value Equity's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to Value Equity.

              COVER FOR HEDGING STRATEGIES. Some Hedging Instruments expose Value Equity to an obligation to another party. Value Equity will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward currency contracts, options or futures contracts or (2) cash and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Value Equity will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with State Street Bank and Trust Company, the Funds' custodian ("Custodian"), in the prescribed amount.

              Assets used as cover or otherwise set aside cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of Value Equity's assets to cover or segregated accounts could impede portfolio management or Value Equity's ability to meet redemption requests or other current obligations.

              OPTIONS, FUTURES AND OPTIONS ON FUTURES TRADING. Value Equity may engage in certain options (including options on securities, indices and currencies, futures and options on futures strategies in order to hedge its investments. Certain special characteristics of and risks with these strategies are discussed below.

                      CHARACTERISTICS AND RISKS OF OPTIONS TRADING. Value Equity effectively may terminate its right or obligation under an option by entering into a closing transaction. If Value Equity wished to terminate its obligation to purchase or sell securities under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, Value Equity may write an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit Value Equity to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

              In considering the use of options to hedge, particular note should be taken of the following:

              (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon Eagle's ability to forecast the direction of price fluctuations in the underlying instrument.

              (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by Value Equity is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

              (3)  A  position in  an exchange-listed option may  be closed  out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although Value Equity intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that Value Equity would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by Value Equity, the inability to enter into a closing transaction may result in material losses to it. For example, because Value Equity will maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair Value Equity's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

              (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, Value Equity also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

              (5) The risks of investment in options on indices may be greater than options on securities or currencies. Because index options are settled in cash, when Value Equity writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. Value Equity can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, Value Equity cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

              Even if Value Equity could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, Value Equity as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This
     "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

              If Value Equity has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, Value Equity will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

                      GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES AND OPTIONS ON FUTURES TRADING. Value Equity is required to maintain margin deposits with brokerage firms through which it buys and sells futures contracts or writes options on future contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances will be adjusted daily to reflect unrealized gains and losses on open contracts. If the price of an open futures or written option position declines so that Value Equity has market exposure on such contract, the broker will require Value Equity to deposit variation margin. If the value of an open futures or written option position increases so that Value Equity no longer has market exposure on such contract, the broker will pay any excess variation margin to Value Equity.

              Most of the exchanges on which futures contracts and options on futures are traded limit the amount of fluctuation permitted in futures and options prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or options positions and subjecting some traders to substantial losses.

              Another  risk in  employing  futures  contracts and  options  as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures and options markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by Eagle may still not result in a successful transaction.

              In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the existence of a liquid secondary market. Compared to the purchase or sale of futures contracts, the purchase of call options on futures contracts involves less potential risk to Value Equity because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to Value Equity when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.

          To the extent that Value Equity enters into futures contracts and commodity options (including options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of Value Equity's investment portfolio, after taking into account unrealized profits and unrealized losses on any contracts Value Equity has entered into.

              FOREIGN CURRENCY HEDGING STRATEGIES -- RISK FACTORS. Value Equity may use options and futures on foreign currencies, as described above, and foreign currency forward contracts, as described below, to hedge against movements in the values of the foreign currencies in which Value Equity's securities are denominated. Such currency hedges can protect against price movements in a security that Value Equity owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

              Value Equity might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, Value Equity may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which Eagle believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

              The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, Value Equity could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

              There is  no systematic  reporting of  last  sale information  for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

              Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, Value Equity might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

              COMBINED TRANSACTIONS. Value Equity may enter into multiple futures transactions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of Eagle, it is in the best interests of Value Equity to do so. A combined transaction usually will contain elements of risk that are present in each of its component transactions. Although combined transactions normally are entered into based on Eagle's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination instead will increase such risks or hinder achievement of the portfolio management objective.

              FORWARD CURRENCY CONTRACTS. Value Equity may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency, in an amount not to exceed 5% of Value Equity's assets. Such transactions may serve as long hedges -- for example, Value Equity may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges -- for example, Value Equity may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency. In addition, Value Equity may purchase forward currency contracts to enhance income when Eagle anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities.

              As noted above, Value Equity may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Eagle believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of forward currency contracts will not correlate or will correlate unfavorably with the foreign currency being hedged.

              In addition, Value Equity may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if Value Equity owned securities denominated in a foreign currency and Eagle believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

              The  cost  to  Value  Equity  of  engaging  in  forward   currency
     contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When Value Equity enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

              As  is the case  with futures contracts, sellers  or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that Value Equity will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, Value Equity might be unable to close out a forward currency contract at any time prior to maturity. In either event, Value Equity would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

              The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, Value Equity might need to purchase or sell foreign currencies in the spot
     (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

              Value Equity may use the following instruments:

              EQUITY  AND  DEBT SECURITY  INDEX  FUTURES  CONTRACTS.   An  index
     futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. Value Equity may also purchase and sell options on such futures contracts.

              SECURITY AND CURRENCY FUTURES CONTRACTS. A security or currency futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of the specific type of security or currency called for in the contract at a
     specified future  time and  at a  specified price.   Although such  futures
     contracts by their terms call for actual delivery or acceptance of securities or currency in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Value Equity may also purchase and sell options on such futures contracts.

              FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

     INVESTMENT LIMITATIONS
     ----------------------

              In addition to the limits disclosed in "Investment Policies," the Funds are subject to the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

              DIVERSIFICATION. The Funds may not invest, with respect to 75% of each Fund's total assets, more than 5% of that Fund's assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer.

              INDUSTRY  CONCENTRATION.   The Funds  may not  purchase securities
     if, as a result of such purchase, more than 25% of the value of each Fund's total assets would be invested in any one industry.

              BORROWING MONEY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. The Funds may enter into reverse repurchase agreements in an amount up to 33 % of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the Funds to meet redemption requests when the
     liquidation   of   portfolio   instruments   would   be   inconvenient   or
     disadvantageous. However, a Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, Fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the
     Custodian and on the Funds' records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. The Funds will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

              ISSUING SENIOR SECURITIES. The Funds may not issue senior securities, except as permitted by the investment objective and policies and investment limitations of that Fund or for Value Equity with respect to transactions involving options, futures, forward currency contracts or other financial instruments.

              UNDERWRITING. The Funds may not underwrite the securities of other issuers, except that Value Equity may underwrite to the extent that in connection with the disposition of portfolio securities, Value Equity may be deemed to be an underwriter under federal securities laws, and that Small Cap may invest in securities that are not readily marketable without registration under the Securities Act of 1933, as amended ( the "1933 Act"), if immediately after the making of such investment not more than 15% of the value of Small Cap's net assets (taken at cost) would be so invested.

              INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. The Funds may not invest in commodities, commodity contracts, oil, gas or other mineral programs, or real estate (including real estate limited partnerships), except that they may purchase securities issued by companies that invest in or sponsor such interests and except that Value Equity may purchase and sell options, futures contracts, forward currency contracts and other financial instruments.

              LOANS. The Funds may not make loans, except: (1) to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans; (2) that a Fund may enter into repurchase agreements as permitted under that Fund's investment policies; and (3) that Value Equity may make loans of portfolio securities as described in this SAI.

              Each  Fund  has  adopted  the  following  additional  restrictions which, together with certain limits described in its Prospectus, may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

              INVESTING IN ILLIQUID SECURITIES. Small Cap may not invest more than 15% and Value Equity may not invest more than 10% of their total assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale.

              SELLING SHORT AND BUYING ON MARGIN. The Funds may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities, and in addition, Value Equity may make short sales "against the box" and make margin deposits in connection with its use of options, futures contracts, forward currency contracts and other financial instruments.

              INVESTING IN INVESTMENT COMPANIES. The Funds may not invest in securities issued by other investment companies, except as permitted under the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

              INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND. The Funds may not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Manager or either subadviser, Eagle and Awad & Associates ("Awad") (collectively, "Subadvisers"), who own individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

              OPTION WRITING.  Small Cap may not write put or call options.

              PLEDGING. The Funds may not pledge any securities except that a Fund may pledge assets having a value of not more than 10% of its total assets to secure permitted borrowing from banks and except that Value Equity may pledge its assets in connection with options, futures, forward currency contracts, forward commitments, when-issued or delayed delivery securities or other financial instruments.

              UNSEASONED ISSUERS. The Funds may not invest more than 5% of the value of their total assets in securities of issuers (other than securities issued by the U.S. Government, its agencies or instrumentalities) that, with their predecessors, have been in continuous operation for less than three years.

              Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restriction. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be promptly reduced to the extent necessary to comply with the limitation.

     NET ASSET VALUE
     ---------------

              The net asset values of the A shares and C shares are determined daily, Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as of the close of regular trading on the New York Stock Exchange (the "Exchange"). Net asset value for each class is calculated by dividing the value of the total assets of each Fund attributable to that class, less all liabilities (including accrued expenses) attributable to that class, by the number of class shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market the most recent bid price is used. When market quotations for options and futures positions held by Value Equity are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a Fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivables.

              The Funds are open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Funds' close of business on each Business Day. In addition,
     European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Funds' net asset value is not calculated. Calculation of net asset value of A shares and C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Funds calculate net asset value per share and therefore, effect sales and redemptions, as of the close of trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the Funds' net asset value is calculated, such securities and other assets will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

              The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practical for the Funds fairly to determine the value of their net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of A shares and C shares.

     PERFORMANCE INFORMATION
     -----------------------

              The performance data for each class of shares of each Fund quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in each Fund's advertising and promotional materials are calculated according to the following formula:
                                                      n
                                                P(1+T)  = ERV

                      where:     P     =        a  hypothetical  initial payment
                                                of $1,000
                                 T     =        average annual total return
                                 n     =        number of years
                               ERV     =        ending   redeemable value  of  a
                                                hypothetical $1,000 payment made
                                                at the beginning  of the  period
                                                at the end of that period.

              In  calculating the  ending redeemable  value  for A  shares, each
     Fund's maximum sales load is deducted from the initial $1,000 payment and all dividends and other distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. The average annualized total return for A shares of Small Cap using this formula for the period May 7, 1993 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1995, were 12.45% and 18.08%, respectively. The average annualized total return for C shares of Small Cap using this formula for the period April 3, 1995 (commencement of C shares) to October 31, 1995 was 19.91%. The average annualized total return for A shares and C shares for Value Equity for the respective periods of December 30, 1994 (commencement of operations) to October 31, 1995 and April 3, 1995 (commencement of C shares) to October 31, 1995, were 24.36% and 17.35%, respectively.

              In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, each Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing a Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment
     Technologies, Inc., or with such market indices as the Dow Jones Industrial Average, and the Standard & Poor's 500 Composite Stock Price Index, each Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from  the ending  value and  by  dividing the  remainder by  the beginning value. The Funds do not, for this purpose, deduct from the initial value invested any amount representing front-end sales loads charged on A shares or CDSLs charged on C shares.

              Small Cap A shares cumulative returns using this formula for the period May 7, 1993 (commencement of operations) to October 31, 1994, and for the fiscal year ended October 31, 1995 was 14.67% and 23.97%, respectively. The cumulative return for Small Cap C shares for the period April 3, 1995 (commencement of C shares) to October 31, 1995 was 24.36%. The cumulative returns for Value Equity A shares for the period December 30, 1994 (commencement of operations) to October 31, 1995 was 25.96%. The cumulative return for Value Equity C shares for the period April 3, 1995 (commencement of C shares) to October 31, 1995 was 17.35%. By not annualizing  the performance  and  excluding the  effect  of the  front-end sales load on A shares and the CDSL on C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the front-end sales load.

     INVESTING IN THE FUNDS
     ----------------------

              A shares and C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a Fund is explained in each Fund's Prospectus under "How to Buy Shares."

              Alternative Purchase Plans
              --------------------------

              A shares are sold at  their next determined net asset value plus a front-end sales load on days the Exchange is open for business. C shares are sold at their next determined net asset value on days the Exchange is open for business, subject to a 1% CDSL if the investor redeems such shares within one year. The Manager, as the Funds' transfer agent, will establish an account with each Fund and will transfer funds to the Custodian. Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value determined as of the close of regular trading on the Exchange on that day plus any applicable sales load. See "Alternative Purchase Plans" in the Prospectus. The Funds reserve the right to reject any order for Fund shares. The Funds' distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor") has agreed that it will hold a Fund harmless in the event of loss as a result of cancellation of trades in Fund shares by the Distributor, its affiliates or its customers.

              Class A Purchases at Net Asset Value
              ------------------------------------

              Cities, counties, states or instrumentalities and their departments, authorities or agencies are able to purchase A shares at net asset value as long as certain conditions are met: the governmental entity is prohibited by applicable investment laws, codes or regulations from paying a sales load in connection with the purchase of shares of a registered investment company; the governmental entity has determined that such A shares are a legally permissible investment; and any relevant minimum purchase amounts are met.

              In the  instance of discretionary  fiduciary assets  or trusts, or
     Class A purchases by a governmental entity through a registered broker-dealer with which the Distributor has a dealer agreement, the Manager may make a payment out of its own resources to the Distributor, who may reallow the payment to the selling broker-dealer. However, the Distributor and the selling broker-dealer may be required to reimburse the Manager for these payments if investors redeem A shares within specified periods.

              Class A Combined Purchase Privilege (Right of Accumulation)
              -----------------------------------------------------------

              Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in each Fund's Prospectus by combining purchases of A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

              The applicable A shares initial sales load will be based on the total of:

                      (i)       the investor's current purchase;

                      (ii) the net asset value (at the close of business on the previous day) of (a) all A shares of a Fund held by the investor and (b) all A shares of any other mutual fund advised or administered by the Manager ("Heritage Mutual Fund") held by the investor and purchased at a time when A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

                      (iii) the net  asset value of  all A  shares described  in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

              A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") (formerly Heritage Income Trust-Limited Maturity Portfolio) purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

              Class A Statement of Intention
              ------------------------------

              Investors also may obtain the reduced sales loads shown in each Fund's Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of a Fund or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. At the investor's option, a Statement of Intention may include purchases of A shares of a Fund or any other Heritage Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention. However, the 13-month period during which the Statement is in effect will begin on the date of the earliest purchase to be included.

              The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be redeemed involuntarily to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

     REDEEMING SHARES
     ----------------

              The methods of redemption are described in the section of each Fund's Prospectus entitled "How to Redeem Shares."

              Systematic Withdrawal Plan
              --------------------------

              Shareholders may elect to make systematic withdrawals from a Fund account of a minimum of $50 on a periodic basis as set forth in each Fund's Prospectus under "How to Redeem Shares--Systematic Withdrawal Plan." The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an individual retirement account, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to the Manager's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Manager.


              Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on the 10th day of each month or the 10th day of the last month of each period, whichever is applicable. Systematic withdrawals of C shares, if made within one year of the date of purchase, will be charged a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for C shares. The check for the withdrawal payment usually will be mailed on the next Business Day following redemption. If a shareholder elects to participate in the
     Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Manager or the Distributor. The Funds, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

              Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

              Ordinarily, a shareholder should not purchase additional A shares of a Fund if maintaining a Systematic Withdrawal Plan of A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A Fund will not knowingly accept purchase orders from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under each Fund's Automatic Investment Plan.

              Telephone Transactions
              ----------------------

              Shareholders may redeem shares by placing a telephone request to a Fund. A Fund, its Manager, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as
     (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. This policy places the entire risk of loss for unauthorized, fraudulent transactions on the shareholders, except that if a Fund, its Manager, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

              Redemptions in Kind
              -------------------

              A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

              Receiving Payment
              -----------------

              If a request for redemption is received by a Fund in good order (as described in each Prospectus) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at such close, minus any applicable CDSL for C shares.
     Requests for redemption received by a Fund after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of such trading on the next trading day, minus any applicable CDSL for C shares.

              If shares of a Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by a Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

              Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to the Manager.

     EXCHANGE PRIVILEGE
     ------------------

              Shareholders who have held Fund shares for at least 30 days may exchange some or all of their A shares or C shares for corresponding classes of shares of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in each Fund's Prospectus and below.

              A shares of Intermediate Government (formerly Heritage Income Trust-Limited Maturity Portfolio) purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into A shares of a Fund without payment of any sales load. A shares of Intermediate Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into A shares of a Fund, unless those shares were acquired through an exchange of other A shares that were subject to an initial sales load.

              Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions" above.

              Telephone  exchanges can  be effected  by calling  the  Manager at
     (800) 421-4184 or by calling a registered representative of the Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach the Manager by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Telephone or telegram requests for an exchange received by a Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     TAXES
     -----

              GENERAL.   Each Fund  is  treated as  a separate  corporation  for
     Federal income tax purposes. In order to qualify or continue to qualify for the favorable tax treatment afforded to a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or futures (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

              Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

              A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on A shares). An exchange of shares of either Fund for shares of any other Heritage Mutual Fund (including the other Fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires shares of that Fund or acquires shares of another Heritage Mutual Fund without paying a sales load due to the 30-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original Fund A shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

              If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

              INCOME FROM FOREIGN SECURITIES. Dividends and interest received by each Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of in-vestments by foreign investors. If more than 50% of the value of each Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to any such election, each Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by each Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calcu-lating the foreign tax credit against the shareholder's Federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of each Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

              Value Equity may invest in the stock of "passive foreign invest-ment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, Value Equity will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if Value Equity distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in Value Equity's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

              If Value Equity invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, Value Equity will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by Value Equity. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

              Pursuant to proposed regulations, open-end RICs, such as Value Equity, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

              Gains or  losses (1) from  the disposition of  foreign currencies,
     (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time Value Equity accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time Value Equity actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of Value Equity's investment company taxable income to be distributed to its shareholders.

              HEDGING  STRATEGIES.   The  use  of hedging  strategies,  such  as
     selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses Value Equity realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by Value Equity with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and futures and forward contracts thereon, that are not directly related to Value Equity's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

              If Value Equity satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether Value Equity satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Value Equity will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent Value Equity does not so qualify, it may be forced to defer the closing out of certain options, futures and forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for Value Equity to continue to qualify as a RIC.

              Certain options and futures in which Value Equity may invest  will be "section 1256 contracts." Section 1256 contracts held by Value Equity at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

              Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which Value Equity may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If Value Equity makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to Value Equity of straddle transactions are not entirely clear.

     FUND INFORMATION
     ----------------

              Management of the Funds
              -----------------------

              TRUSTEES AND OFFICERS. Trustees and officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, the Manager, Eagle and Awad.

                                       Position with                   Principal Occupation
                 Name                    the Trust                    During Past Five Years
                 ----                  -------------                  ----------------------


       Thomas A. James*                   Trustee           Chairman of the Board  since 1986 and Chief
       880 Carillon Parkway                                 Executive  Officer  since   1969  of   RJF;
       St. Petersburg, FL 33716                             Chairman of  the Board  of RJA  since 1986;
                                                            Chairman of the  Board of Eagle  since 1984
                                                            and Chief Executive  Officer of Eagle since
                                                            July 1994.

       Richard K. Riess*                  Trustee           President   of  Eagle,   January   1995  to
       880 Carillon Parkway                                 present,  Chief   Operating  Officer,  July
       St. Petersburg, FL 33716                             1988  to present, Executive Vice President,
                                                            July   1988-December  1993;   President  of
                                                            Heritage  Mutual Funds,  June 1985-November
                                                            1991.

       Donald W. Burton                   Trustee           President   of   South   Atlantic   Capital
       614 W. Bay Street                                    Corporation    (venture   capital)    since
       Suite 200                                            October 1981.
       Tampa, FL  33606

       C. Andrew Graham                   Trustee           Vice President  of  Financial Designs  Ltd.
       Financial Designs, Ltd.                              since  1992;  Executive  Vice  President of
       1775 Sherman Street                                  the  Madison  Group,  Inc.,  October  1991-
       Suite 1900                                           1992;  Principal of First  Denver Financial
       Denver, CO  80203                                    Corporation   (investment  banking)   since
                                                            1987.

       David M. Phillips                  Trustee           Chairman  and  Chief Executive  Officer  of
       World Trade Center                                   CCC Information  Services, Inc.  since 1994
         Chicago                                            and  of  InfoVest Corporation  (information
       444 Merchandise Mart                                 services   to   the  insurance   and   auto
       Chicago, IL  60654                                   industries  and consumer  households) since
                                                            October 1982.

       Eric Stattin                       Trustee           Litigation  Consultant/Expert  Witness  and
       2587 Fairway Village                                 private investor since February 1988.
         Drive
       Park City, UT   84060








                                       -  33  -






                                       Position with                   Principal Occupation
                 Name                    the Trust                    During Past Five Years
                 ----                  -------------                  ----------------------

       James L. Pappas                    Trustee           Dean of College  of Business Administration
       University of South                                  since  August 1987  and Lykes  Professor of
         Florida                                            Banking  and Finance  since August  1986 at
       College of Business                                  University of South Florida.
         Administration
       Tampa, FL  33620

       Stephen G. Hill                   President          Chief  Executive  Officer and  President of
       880 Carillon Parkway                                 the Manager  since April 1989  and Director
       St. Petersburg, FL                                   since December 31, 1994.
       33716

       Donald H. Glassman                Treasurer          Treasurer  of the  Manager since  May 1989;
       880 Carillon Parkway                                 Treasurer  of Heritage  Mutual  Funds since
       St. Petersburg, FL 33716                             May 1989.

       Clifford J. Alexander             Secretary          Partner, Kirkpatrick & Lockhart LLP.
       1800 Massachusetts
          Ave., N.W.
       Washington, DC  20036

       Patricia Schneider                Assistant          Compliance Administrator of the Manager.
       880 Carillon Parkway              Secretary
       St. Petersburg, FL 33716

       Robert J. Zutz                    Assistant          Partner, Kirkpatrick & Lockhart LLP.
       1800 Massachusetts                Secretary
         Ave., N.W.
       Washington, DC  20036


     *        These   Trustees   are   "interested   persons"   as  defined   in
              section 2(a)(19) of the 1940 Act.

              The Trustees and officers of the Trust as a group, own less than 1% of each Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

              The Trust currently pays Trustees who are not "interested persons" of the Trust $1,333.33 annually and $333.33 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because the Manager performs substantially all of the services necessary for the operation of each Fund, each Fund requires no employees. No officer, director or employee of the Manager receives any compensation from either Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended October 31, 1995.

                                                              Compensation Table
                                                              ------------------
                                                                                                Total Compensation From
                                                 Pension or Retirement                             the Trust and the
                                  Aggregate       Benefits Accrued as         Estimated           Heritage Family of
          Name of Person,       Compensation      Part of the Trust's      Annual Benefits            Funds Paid
             Position          From the Trust           Expenses            Upon Retirement           to Trustees
          --------------       --------------     --------------------     -----------------    -----------------------

       Donald W. Burton,          $2,333                   $0                     $0                 $14,000
       Trustee

       C. Andrew Graham,          $2,667                   $0                     $0                 $16,000
       Trustee

       David M. Phillips,         $2,333                   $0                     $0                 $14,000
       Trustee
       Eric Stattin,              $2,667                   $0                     $0                 $16,000
       Trustee

       James L. Pappas,           $2,667                   $0                     $0                 $16,000
       Trustee
       Richard K. Riess,             $0                    $0                     $0                      $0
       Trustee

       Thomas A. James,              $0                    $0                     $0                      $0
       Trustee


              Investment Adviser and Administrator; Subadvisers
              -------------------------------------------------

              The Funds' investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of the Manager is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing cus-tomers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

              Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated March 29, 1993 and supplemented in March 31, 1993 to include Value Equity, between the Trust on behalf of Small Cap and Value Equity, respectively, and the Manager, and subject to the control and direction of the Board of Trustees, the Manager is responsible for reviewing and establishing investment policies for each Fund and administering the Funds' noninvestment affairs. Under separate Subadvisory Agreements, Eagle and Awad each provide investment advice and portfolio management services, subject to direction by the Manager and the Board of Trustees, to Small Cap for a fee payable by the Manager. Under a Subadvisory Agreement, Eagle provides investment advice and portfolio management services, subject to the direction of the Manager and the Board of Trustees to Value Equity for a fee payable by the Manager (collectively the "Subadvisory Agreements").

              The Manager also is obligated to furnish each Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of a Fund. The Manager and its affiliates also pay all the compensation of Trustees of the Trust who are employees of the Manager and its affiliates. Each Fund pays all its other expenses that are not assumed by the Manager. Each Fund also is liable for such nonrecurring expenses as may arise, including litigation to which a Fund may be a party. Each Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

              The Advisory  Agreement and  the Subadvisory Agreements  each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of the Manager or Subadvisers, as defined under the 1940 Act) and by the shareholders of the Trust in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years unless its continuance is approved at least annually thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager, the Subadvisers or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of a Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Manager to a Fund and the Subadvisory Agreements may be terminated on not less than 60 days' written notice by the Manager or 90 days' written notice by the Subadvisers. Under the terms of the Advisory Agreement, the Manager automatically becomes responsible for the obligations of the Subadvisers upon termination of the Subadvisory Agreements. In the event the Manager ceases to be the Manager of a Fund or the Distributor ceases to be principal distributor of shares of a Fund, the right of a Fund to use the identifying name of "Heritage" may be withdrawn.

              The Manager and the Subadvisers shall not be liable to either Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with a Fund or for any losses that may be sustained in the purchase, holding or sale of any security.

              All of the officers of each Fund except for Messrs. Alexander and Zutz are officers or directors of the Manager. These relationships are described under "Management of the Funds."

              ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by each Fund to the Manager is based on the applicable Fund's average daily net assets as listed in each Fund's Prospectus.

              For Small Cap, the Manager has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to A shares exceed 1.80% of the average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.55% of average daily net assets attributable to that class during this fiscal year. To the extent that the Manager waives its fees for one class, it will waive its fees for the other class on a proportionate basis. The Manager has entered into an agreement with the Subadvisers to provide investment advice and portfolio management services to the Fund for a fee paid by the Manager to each Subadviser equal to 50% of the fees payable to the Manager by the Fund, without regard to any reduction in fees actually paid to the Manager as a result of expense limitations. For the period from May 7, 1993 (commencement of operations) to October 31, 1993 and the two years ended October 31, 1995, management fees amounted to $156,975, $416,788 and $465,132, respectively. For the period from May 7, 1993 (commencement of operations) to October 31, 1993, the Manager waived its fees in the amount of $14,764. This amount was recovered in the fiscal year ended October 31, 1994. The Research Department of Raymond James & Associates, Inc. ("Research"), a former subadviser of Small Cap who resigned as its subadviser on November 20, 1995, received from the Manager for the period from May 7, 1993 (commencement of operations) to October 31, 1993, the fiscal year ended October 31, 1994, and November 1, 1995 to November 20, 1995 (when Research resigned as subadviser), subadvisory fees of $38,815, $99,764 and $74,583, respectively. Eagle began as subadviser to Small Cap on August 7, 1995 and received subadvisory fees from the Manager for the period August 7, 1995 to October 31, 1995 in the amount of $30,725. For the period May 7, 1993 (commencement of operations) to October 31, 1993 and the two fiscal years ended October 31, 1994 and 1995, the Manager paid Awad subadvisory fees of $38,972, $101,249, and $127,866 respectively.

              For Value Equity, the annual investment advisory fee paid monthly by Value Equity to the Manager is set forth in its Prospectus. The Manager voluntarily has agreed to waive management fees to the extent that annual operating expenses attributable to A shares exceed 1.65% of average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.40% of average daily net assets attributable to that class during this fiscal year. To the extent that the Manager waives its fees for one class, it will waive its fees for the other class on a proportionate basis. The Manager has entered into an agreement with Eagle to provide investment advice and portfolio management services to Value Equity for a fee paid by the Manager to Eagle equal to 50% of the fees paid to the Manager, without regard to any reduction in fees actually paid to the Manager as a result of expense limitations. For the period December 30, 1994 (commencement of operations) to October 31, 1995, management fees amounted to $47,250. For the same period, the Manager waived its fees in the amount of $47,250 and reimbursed expenses in the amount of $68,724. For the period December 30, 1994 (commencement of operations) to October 31, 1995, the Manager paid subadvisory fees of $23,625.

              CLASS-SPECIFIC  EXPENSES.   Each  Fund may  determine  to allocate
     certain of its expenses (in addition to distribution fees) to the specific classes of a Fund's shares to which those expenses are attributable.

              STATE EXPENSE LIMITATIONS. Certain states have established expense limitations for investment companies whose shares are registered for sale in that state. If a Fund's operating expenses (including the investment advisory fee, but not including distribution fees, brokerage commissions, interest, taxes and extraordinary expenses) exceed state expense limits, the Manager will reimburse a Fund for its expenses over the limitation. If a Fund's monthly projected operating expenses exceed applicable state expense limitations, the investment advisory fee paid will be reduced on a monthly basis by the amount of the excess, unless waivers of the expense limitations are obtained by such Fund. If applicable  state expense  limitations  are  exceeded,  the  amount  to  be reimbursed by the Manager will be limited to the amount of the investment advisory fee and that Fund may have to cease offering Fund shares for sale in certain states until the expense ratio declines. Any fees waived by the Manager can be recovered by it from a Fund when such recovery would not cause that Fund to exceed its expense limits. The most restrictive current state expense limit is 2.5% of a Fund's first $30 million in assets, 2.0% of the next $70 million in assets and 1.5% of all excess assets.

              BROKERAGE PRACTICES
              -------------------

              While each Fund generally purchases securities for long-term capital gains, each Fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. A Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Small Cap's portfolio turnover rates for the two years ended October 31, 1995, were 95% and 89%, respectively. Value Equity's annualized portfolio turnover rate for the period December 30, 1994 (commencement of operations) to October 31, 1995, was 82% (annualized). It is not anticipated that Value Equity's portfolio turnover rate will deviate greatly from this rate during it's next fiscal year.

              The Subadvisers are responsible for the execution of each Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that a Fund necessarily will be paying the lowest commission or spread available. Rather, each Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

              It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the Subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the Subadvisers may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the Subadvisers determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Subadvisers in connection with services to clients other than the Funds.

              Value Equity generally uses the Distributor, its affiliates or certain affiliates of Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Eagle will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

              Although it currently does not intend to do so, Small Cap may use the Distributor as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Provided, however, that if Small Cap does use the Distributor as a broker, commissions paid to the Distributor will not exceed "usual and customary brokerage commissions" as defined above.

              The Subadvisers also may select other brokers to execute portfolio transactions. In the OTC market, each Fund generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

              Aggregate brokerage commissions paid by Small Cap for the period May 7, 1993 (commencement of operations) to October 31, 1993, and the two years ended October 31, 1995 amounted to $128,813, $145,750 and $196,353, respectively. Aggregate brokerage commissions paid by Value Equity for the period December 30, 1994 (commencement of operations) to October 31, 1995 amounted to $43,552.

              Each Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of expenses to each Fund of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

              Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each Fund expressly consented to the Distributor executing transactions on an exchange on its behalf.

              DISTRIBUTION OF SHARES
              ----------------------

              The Distributor and Representatives with whom the Distributor has entered into dealer agreements offer shares of each Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of a Fund. Pursuant to the Distribution Agreements with the Trust on behalf of each Fund with respect to A shares and C shares, the Distributor bears the cost of making information about each Fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A and C shareholders and for maintaining shareholder accounts. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

              Each Fund has adopted a Class A Distribution Plan (the "Class A Plan") which, among other things, permits it to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of A shares. The Class A Plan was approved by the Manager, as the sole shareholder of each Fund, and the Board of Trustees, including a majority of the Trustees who are not interested persons of a Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees") after determining that there is a reasonable likelihood that each Fund and its Class A shareholders will benefit from the Class A Plan.

              Each Fund also has adopted a Class C Distribution Plan (the "Class C Plan") which, among other things, permits it to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of C shares. The Distributor, on C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. The Class C Plan was approved by the Board of Trustees, including a majority of the Independent Trustees after determining that there is a reasonable likelihood that the Fund and its Class C shareholders will benefit from the Class C Plan.

              The Class A Plan and the Class C Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

              As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to A shares, each Fund pays the Distributor the sales load described in its Prospectus and may pay a 12b-1 fee in an amount up to .35% of each Fund's average daily net assets in accordance with the Class A Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to .25% of average daily net assets for each Fund. The Distributor may use this fee as a service fee to compensate participating dealers for services performed incidental to the maintenance of shareholder accounts. For the period May 7, 1993 (commencement of operations) to October 31, 1993, and the two years ended October 31, 1994 and 1995, the Distributor received Class A 12b-1 fees for Small Cap in the amount of $39,249, $100,506 and $115,551, respectively. For the period December 30, 1994 (commencement of operations) to October 31, 1995, the Distributor received Class A 12b-1 fees for Value Equity in the amount of $13,040.

              As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to C shares, each Fund pays the Distributor a distribution fee in accordance with the Class C Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to .75% of average daily net assets. The service fee is accrued daily and paid monthly, and currently is equal on an annual basis to .25% of average daily net assets. For the period April 3, 1995 (commencement of C shares) to October 31, 1995, the Distributor received these fees for Small Cap and Value Equity in the amount of $9,098 and $10,848, respectively.

              The Distribution Agreements may be terminated at any time on 60 days' written notice without payment of any penalty by either party. Each Fund may effect such termination by vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Independent Trustees. For so long as either the Class A Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

              The Distribution Agreements and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

              For  the period  of May  7, 1993  (commencement of  operations) to
     October 31, 1993, and for the two years ended October 31, 1995, the Distributor received $1,302,004, $474,274 and $259,774, respectively, as compensation for the sale of A shares of Small Cap, of which it retained $155,196, $55,451 and $17,176, respectively. For the period December 30, 1994 (commencement of operation) to October 31, 1995, the Distributor received $155,444 as compensation for the sale of A shares of Value Equity, of which it retained $9,256.

     ADMINISTRATION OF THE FUNDS
     ---------------------------

              ADMINISTRATIVE, FUND ACCOUNTING AND  TRANSFER AGENT SERVICES.  The
     Manager, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of each Fund; furnish office space and equipment; oversee the activities of the Subadvisers and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of each Fund who are affiliated with the Manager. The Manager also will provide certain shareholder servicing activities for customers of each Fund. The Manager also is the fund accountant and transfer and dividend disbursing agent for each Fund. Each Fund pays the Manager its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent. For the period of May 7, 1993 (commencement of operations) to October 31, 1993, and the two years ended October 31, 1994 and 1995, the Manager earned approximately $15,763, $44,240 and $62,042, respectively, from Small Cap for its services as transfer agent. For the period of December 30, 1994 (commencement of operations) to October 31, 1995, the Manager earned approximately $10,346 from Value Equity for its services as transfer agent. For the period November 1, 1994 (commencement of engagement as fund accountant) to October 31, 1995, the Manager earned approximately $29,311 from Small Cap for its services as fund accountant. For the period December 30, 1994 (commencement of operations) to October 31, 1995, the Manager earned approximately $20,509 from Value Equity for its services as fund accountant.

              CUSTODIAN. State Street Bank and Trust Company, P.0. Box 1912, Boston, Massachusetts 02105, serves as custodian of each Fund's assets. The Custodian also provides portfolio accounting and certain other services for the Funds.

              LEGAL  COUNSEL.   Kirkpatrick &  Lockhart LLP,  1800 Massachusetts
     Avenue, N.W., 2nd Floor, Washington, D.C., 20036, serves as counsel to the Funds. Schifino & Fleischer, P.A., 1 Tampa City Center, Suite 2700, Tampa, Florida, 33602, serves as counsel to the Distributor and the Manager.

              INDEPENDENT  ACCOUNTANTS.   Coopers  &  Lybrand  L.L.P.,  One Post
     Office Square, Boston, Massachusetts, 02109, are the independent accountants for the Funds. The Financial Statements and Financial Highlights of the Funds that appear in this SAI have been audited by Coopers & Lybrand L.L.P. and included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing.

     POTENTIAL LIABILITY
     -------------------

              Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of a Fund. To protect its shareholders, each Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of a Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument each Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for a Fund's obligations, that Fund is required to use its property to protect or compensate the shareholder. On request, a Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if a Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                       APPENDIX
                                       --------

     COMMERCIAL PAPER RATINGS
     ------------------------

     The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

     DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

     Prime-1. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS

     A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

     A-2.   Capacity  for timely  payment  of issues  with  this designation  is
     satisfactory.  However,  the relative degree of  safety is not as   high as
     for issues designated "A-1".


     CORPORATE DEBT RATINGS
     ----------------------

     The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

     DESCRIPTION OF MOODY'S CORPORATE DEBT RATINGS:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than the Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very ;moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds that are rated Ca represent obligations that are speculative  in
     a high  degree.   Such issues  are often  in default  or have  other marked
     shortcomings.

     C -Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     DESCRIPTION OF S&P'S CORPORATE DEBT RATINGS:
     -------------------------------------------

     AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Series Trust-Small Cap Stock Fund:

     We have audited the accompanying statement of assets and liabilities of Heritage Series Trust-Small Cap Stock Fund, including the investment portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Series Trust-Small Cap Stock Fund, as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                      Coopers & Lybrand LLP
December 22, 1995

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                          MARKET
                                                                                                           VALUE
                                                                                                        -----------

REPURCHASE AGREEMENT--8.6%(A)
----------------------------

    Repurchase Agreement with State Street Bank and Trust Company, dated October 31, 1995 @ 5.82%, to be repurchased at $5,310,858 on November 1, 1995, (collateralized by $4,945,000 United States
    Treasury Notes, 7.25%, due August 15, 2004 with a market value $5,449,041, including interest)(cost $5,310,000)........................................................................  $ 5,310,000
                                                                                                        -----------
COMMON STOCKS--89.9%(A)
---------------------

        SHARES
   ----------------
   AIR TRANSPORT--0.9%
   -------------------
             50,000   Amtran, Inc.*.....................................................................      550,000
                                                                                                          -----------
   BANKING--5.2%
   -------------
              2,500   Commerce Bancorp, Inc.............................................................       57,813
             32,500   First Financial Caribbean Corporation.............................................      578,906
             20,000   FNB Rochester Corporation*........................................................      157,500
             17,000   Home Financial Corporation........................................................      259,250
             25,000   Imperial Thrift & Loan Association*...............................................      287,500
             10,000   ISB Financial Corporation.........................................................      160,000
              5,000   Pennfed Financial Services, Inc.*.................................................       72,500
              2,500   Progressive Bank, Inc.............................................................       68,125
              5,000   Queens County Bancorp, Inc........................................................      200,000
             17,250   RCSB Financial, Inc...............................................................      383,812
             20,298   Summit Bancorporation.............................................................      575,956
             12,500   UJB Financial Corporation.........................................................      398,437
                                                                                                          -----------
                                                                                                            3,199,799
                                                                                                          -----------
   BROADCASTING--0.7%
   ------------------
             32,500   Spelling Entertainment Group, Inc.*...............................................      422,500
                                                                                                          -----------
   BUILDING--0.7%
   --------------
             20,000   Lennar Corporation................................................................      457,500
                                                                                                          -----------
   CHEMICALS--0.1%
   ---------------
             10,000   Planet Polymer Technology, Inc.*..................................................       31,250
                                                                                                          -----------
   CONGLOMERATES/DIVERSIFIED--0.1%
   -------------------------------
              1,754   Belding Heminway Company, Inc.*...................................................        6,577
             10,000   Noel Group, Inc...................................................................       55,000
                                                                                                          -----------
                                                                                                               61,577
                                                                                                          -----------
   DATA PROCESSING--13.2%
   ----------------------
             27,376   BancTec, Inc.*....................................................................      513,300
             15,000   Byron Preiss Multimedia Company, Inc.*............................................      112,500
             45,000   Comdisco, Inc.....................................................................    1,372,500
             10,000   Cornerstone Imaging, Inc.*........................................................      225,000
            141,705   Greentree Software, Inc.*.........................................................      137,284
             52,000   Inter-Tel, Inc.*..................................................................      773,500
             79,500   National Data Corporation.........................................................    2,106,750
             40,000   Norand Corporation*...............................................................      680,000
             35,750   Printronix, Inc.*.................................................................      679,250
             35,000   Shared Medical Systems Corporation................................................    1,351,875
             15,000   Tech Data Corporation*............................................................      181,875
                                                                                                          -----------
                                                                                                            8,133,834
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                            MARKET
        SHARES                                                                                               VALUE
   ----------------                                                                                       -----------
   ELECTRONICS/ELECTRICAL--1.1%
   ----------------------------
            200,000   Ampex Corporation*................................................................  $   625,000
             10,000   Cincinnati Microwave, Inc.*.......................................................       57,500
                                                                                                          -----------
                                                                                                              682,500
                                                                                                          -----------
   FILMED ENTERTAINMENT--3.2%
   --------------------------
             35,000   Applied Bioscience International Inc.*............................................      223,125
             25,000   IMCO Recycling, Inc...............................................................      537,500
             40,000   Republic Waste Industries*........................................................      860,000
             25,000   TETRA Technologies, Inc.*.........................................................      331,250
                                                                                                          -----------
                                                                                                            1,951,875
                                                                                                          -----------
   FINANCE--1.2%
   -------------
             61,000   AmeriCredit Corporation*..........................................................      747,250
                                                                                                          -----------
   FOOD--2.1%
   ----------
             25,000   D F & R Restaurants, Inc.*........................................................      762,500
             25,000   Morningstar Group, Inc.*..........................................................      193,750
             10,000   Smithfield Foods, Inc.*...........................................................      252,500
              5,694   Sylvan, Inc.*.....................................................................       60,499
                                                                                                          -----------
                                                                                                            1,269,249
                                                                                                          -----------
   HEALTH CARE CENTERS--6.1%
   -------------------------
             66,000   Advocat, Inc.*....................................................................      709,500
             27,500   Assisted Living Concepts, Inc.*...................................................      395,312
             44,300   Bergen Brunswig Corporation, Class "A"............................................      919,225
             30,000   Community Psychiatric Centers.....................................................      326,250
             45,000   Horizon Mental Health Management, Inc.*...........................................      697,500
              7,500   Multicare Companies, Inc.*........................................................      140,625
             35,000   Sterling Healthcare Group.........................................................      481,250
             10,000   Sterling House Corporation*.......................................................      123,750
                                                                                                          -----------
                                                                                                            3,793,412
                                                                                                          -----------
   HOME FURNISHINGS--0.5%
   ----------------------
             20,000   Falcon Products, Inc..............................................................      280,000
                                                                                                          -----------
   INSURANCE--0.7%
   ---------------
             10,000   Delphi Financial Group, Inc.*.....................................................      201,250
             11,000   John Alden Financial Corporation..................................................      228,250
                                                                                                          -----------
                                                                                                              429,500
                                                                                                          -----------
   INVESTMENT--0.5%
   ----------------
             30,000   Southwest Securities Group, Inc...................................................      292,500
                                                                                                          -----------
   LEATHER/SHOES--1.1%
   -------------------
            170,000   Genesco, Inc.*....................................................................      680,000
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                            MARKET
        SHARES                                                                                               VALUE
   ----------------                                                                                       -----------
   LEISURE/AMUSEMENT--4.8%
   -----------------------
             43,000   Anthony Industries, Inc...........................................................  $   800,875
             27,000   Bally Gaming International, Inc.*.................................................      283,500
             40,000   Callaway Golf Company.............................................................      655,000
             25,000   Matthews Studio Equipment Group*..................................................       43,750
             30,000   Scientific Games Holdings Corporation*............................................      982,500
             52,500   Sports Club Company, Inc.*........................................................      223,125
                                                                                                          -----------
                                                                                                            2,988,750
                                                                                                          -----------
   MACHINERY--0.7%
   ---------------
             30,000   Computational Systems, Inc.*......................................................      446,250
                                                                                                          -----------
   MANUFACTURING/DISTRIBUTIONS--7.5%
   ---------------------------------
             25,000   Harsco Corporation................................................................    1,318,750
             22,000   Luxottica Group S.P.A., ADR.......................................................    1,072,500
             34,800   Peak Technologies Group, Inc.*....................................................      878,700
             10,000   Sweetwater, Inc.*.................................................................       37,500
             25,000   Thermo Instrument Systems, Inc.*..................................................      759,375
             16,800   Thermo Process Systems, Inc.*.....................................................      182,700
             25,000   ThermoSpectra Corporation(c)*.....................................................      406,250
                                                                                                          -----------
                                                                                                            4,655,775
                                                                                                          -----------
   MEDICAL EQUIPMENT/SUPPLY--9.6%
   ------------------------------
            125,000   Angeion Corporation*..............................................................      953,125
             37,742   Circon Corporated*................................................................      858,631
             63,333   Cooper Companies, Inc.*...........................................................      372,083
             10,000   Cordis Corporation*...............................................................    1,105,000
             15,000   Empi, Inc.*.......................................................................      333,750
             20,000   Jones Medical, Inc................................................................      390,000
             40,000   Thermedics, Inc.*.................................................................      735,000
             20,000   Thermo Cardiosystems, Inc.*.......................................................      970,000
             68,000   Unilab Corporation*...............................................................      212,500
                                                                                                          -----------
                                                                                                            5,930,089
                                                                                                          -----------
   METAL--0.9%
   -----------
             32,500   Material Sciences Corporation*....................................................      540,313
                                                                                                          -----------
   MINING/DIVERSIFIED--1.0%
   ------------------------
             15,000   Minerals Technologies, Inc........................................................      598,125
                                                                                                          -----------
   OFFICE EQUIPMENT--0.4%
   ----------------------
             12,000   American Business Products, Inc...................................................      262,500
                                                                                                          -----------
   OIL & GAS--2.1%
   ---------------
             45,000   Camco International, Inc..........................................................    1,029,375
             10,000   Global Industries Ltd.*...........................................................      262,500
                                                                                                          -----------
                                                                                                            1,291,875
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                            MARKET
        SHARES                                                                                               VALUE
   ----------------                                                                                       -----------
   POLLUTION CONTROL--3.7%
   -----------------------
             38,475   Handex Corporation*...............................................................      240,469
             63,000   Insituform Technologies, Class "A"................................................      787,500
             22,500   Thermo Remediation, Inc...........................................................      320,625
             40,000   U.S. Filter Corporation*..........................................................      930,000
                                                                                                          -----------
                                                                                                            2,278,594
                                                                                                          -----------
   PUBLISHING--3.9%
   ----------------
             40,000   CCH Inc., Class "A"...............................................................  $   930,000
             10,000   CCH Inc., Class "B"...............................................................      230,000
             20,000   Claire's Stores, Inc..............................................................      392,500
             12,000   International Imaging Materials, Inc.*............................................      303,000
              6,000   John Wiley & Sons, Inc. Class "A".................................................      178,500
              9,000   Waverly, Inc......................................................................      357,750
                                                                                                          -----------
                                                                                                            2,391,750
                                                                                                          -----------
   REAL ESTATE INVESTMENT TRUSTS (REIT)--5.4%
   ------------------------------------------
             19,000   Alexander Haagen Properties, Inc..................................................      209,000
             25,000   Apartment Investors & Management Company..........................................      503,125
             77,000   LTC Properties, Inc...............................................................    1,116,500
             22,000   Malan Realty Investors, Inc.......................................................      308,000
             10,000   Mid-America Apartment Communities, Inc............................................      230,000
              6,000   Mid-America Realty Investments....................................................       47,250
             13,000   Mid-Atlantic Realty Trust.........................................................      107,250
             25,000   Storage Equities, Inc.............................................................      459,375
             20,000   Walden Residential Properties, Inc................................................      367,500
                                                                                                          -----------
                                                                                                            3,348,000
                                                                                                          -----------
   RETAIL--4.9%
   ------------
             40,000   Cole National Corporation, Class "A"*.............................................      490,000
             15,000   Damark International, Inc.*.......................................................       90,000
             40,000   Eckerd Corporation*...............................................................    1,585,000
             13,000   Fingerhut Companies, Inc..........................................................      177,125
             42,500   Forschner Group, Inc.*............................................................      494,063
             25,000   The Sirena Apparel Group, Inc.*...................................................      181,250
                                                                                                          -----------
                                                                                                            3,017,438
                                                                                                          -----------
   SERVICES--5.4%
   --------------
             40,000   Interim Services, Inc.*...........................................................    1,190,000
            200,000   National Education Corporation*...................................................    1,625,000
             19,000   Protection One, Inc.*.............................................................      149,625
             11,500   Stewart Enterprises, Inc..........................................................      388,125
                                                                                                          -----------
                                                                                                            3,352,750
                                                                                                          -----------
   TELECOMMUNICATIONS--2.4%
   ------------------------
             60,000   A+ Network, Inc.*.................................................................      840,000
             25,000   Metrocall, Inc.*..................................................................      625,000
                                                                                                          -----------
                                                                                                            1,465,000
                                                                                                          -----------
   Total common stocks (cost $46,649,408)...............................................................   55,549,955
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

CONVERTIBLE BONDS--2.4%(A)
---------------------

   PRINCIPAL                                                                                    MATURITY      MARKET
     AMOUNT                                                                                       DATE         VALUE
----------------                                                                               ----------   -----------
HEALTH CARE CENTERS--1.3%
-------------------------
        $750,000   Assisted Living Concepts, Inc., 7.00%.....................................    08/15/05   $   822,503
                                                                                                            -----------
LEISURE/AMUSEMENT--0.3%
-----------------------
         200,000   All American Communications Inc., 6.50%...................................    10/01/03       193,182
                                                                                                            -----------
MEDICAL EQUIPMENT/SUPPLY--0.8%
------------------------------
         500,000   Cabot Medical Corporation, 7.50%..........................................    03/01/99       490,000
                                                                                                            -----------
Total convertible bonds (cost $1,415,000)................................................................     1,505,685
                                                                                                            -----------
TOTAL INVESTMENT PORTFOLIO (cost $53,374,408)(b), 100.9%(a)..............................................    62,365,639
OTHER ASSETS AND LIABILITIES, (0.9%)(a)..................................................................      (539,586)
                                                                                                            -----------
NET ASSETS, 100.0%.......................................................................................   $61,826,053
                                                                                                             ==========

------------------

 *  Not an income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is $53,447,719. Market value includes net unrealized appreciation of $8,917,920, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $10,845,037 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,927,117.
(c) Restricted security -- security that has not been registered with the Securities and Exchange Commission under the Securities Act of
    1933 -- purchased on October 11, 1994 at $10.00 per share. This security represented 0.7% of the net assets of the Fund.

ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $48,064,408) (Note 1)......................                 $57,055,639
Repurchase agreement (identified cost $5,310,000) (Note 1)...............................                   5,310,000
Cash.....................................................................................                         170
Receivables:
  Investments sold.......................................................................                   1,699,527
  Fund shares sold.......................................................................                     376,339
  Dividends and interest.................................................................                      44,790
Deferred organization expenses (Note 1)..................................................                      25,000
Deferred state registration expenses (Note 1)............................................                      13,281
Prepaid insurance........................................................................                       1,866
                                                                                                          -----------
        Total assets.....................................................................                  64,526,612
Liabilities
Payables (Note 4):
  Investments purchased..................................................................  $2,506,063
  Fund shares redeemed...................................................................      41,541
  Accrued management fee.................................................................      48,899
  Accrued distribution fee...............................................................      15,835
  Other accrued expenses.................................................................      88,221
                                                                                           ----------
        Total liabilities................................................................                   2,700,559
                                                                                                          -----------
Net assets, at market value..............................................................                 $61,826,053
                                                                                                           ==========
Net Assets
Net assets consist of:
  Undistributed net investment income....................................................                 $    30,996
  Net unrealized appreciation on investments.............................................                   8,991,231
  Accumulated net realized gain..........................................................                   2,768,507
  Paid-in capital........................................................................                  50,035,319
                                                                                                          -----------
Net assets, at market value..............................................................                 $61,826,053
                                                                                                           ==========
Class A Shares
Net asset value and redemption price per share ($57,430,000 divided by 3,044,503 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2)......................                      $18.86
                                                                                                           ==========
Maximum offering price per share (100/95.25 of $18.86)...................................                      $19.80
                                                                                                           ==========
Class C Shares
Net asset value and offering price per share ($4,396,053 divided by 233,921 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $18.79
                                                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

Investment Income
Income:
  Dividends.............................................................................                 $    547,047
  Interest..............................................................................                      406,626
                                                                                                         ------------
        Total income....................................................................                      953,673
Expenses (Notes 1 and 4):
  Management fee........................................................................  $  465,132
  Distribution fee......................................................................     124,649
  Shareholder servicing fees............................................................      62,042
  Professional fees.....................................................................      60,346
  Custodian/Fund accounting fees........................................................      53,835
  Amortization of state registration expenses...........................................      50,309
  Reports to shareholders...............................................................      39,799
  Trustees' fees and expenses...........................................................      12,405
  Amortization of organization expenses.................................................      10,000
  Insurance.............................................................................       4,720
  Federal registration fees.............................................................       4,488
  Other.................................................................................       1,334
                                                                                          ----------
        Total expenses..................................................................                      889,059
                                                                                                         ------------
Net investment income...................................................................                       64,614
                                                                                                         ------------
Realized and Unrealized Gain on Investments
Net realized gain from investment transactions..........................................                    2,899,946
Net increase in unrealized appreciation of investments during the year..................                    6,857,583
                                                                                                         ------------
        Net gain on investments.........................................................                    9,757,529
                                                                                                         ------------
Net increase in net assets resulting from operations....................................                 $  9,822,143
                                                                                                          ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          FOR THE YEARS ENDED
                                                                                 -------------------------------------
                                                                                 OCTOBER 31, 1995     OCTOBER 31, 1994
                                                                                 ----------------     ----------------
Increase in net assets:
Operations:
  Net investment income (loss)...............................................      $     64,614         $    (27,981)
  Net realized gain from investment transactions.............................         2,899,946            2,526,517
  Net increase (decrease) in unrealized appreciation of investments during
    the year.................................................................         6,857,583           (1,054,728)
                                                                                 ----------------     ----------------
  Net increase in net assets resulting from operations.......................         9,822,143            1,443,808
Distributions to shareholders from:
  Net investment income Class A ($.01 per share).............................           (33,618)                  --
  Net realized gains Class A ($.97 per share)................................        (2,501,284)                  --
Increase (decrease) in net assets from Fund share transactions (Note 2)......        13,014,458             (307,114)
                                                                                 ----------------     ----------------
Increase in net assets.......................................................        20,301,699            1,136,694
Net assets, beginning of year................................................        41,524,354           40,387,660
                                                                                 ----------------     ----------------
Net assets, end of year (including undistributed net investment income of
  $30,996 as of October 31, 1995)............................................      $ 61,826,053         $ 41,524,354
                                                                                 ===============      ===============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   CLASS A SHARES
                                                                                FOR THE YEARS ENDED          CLASS C
                                                                                     OCTOBER 31              SHARES
                                                                            ----------------------------     -------
                                                                             1995       1994      1993+      1995++
                                                                            ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................................  $16.20     $15.57     $14.29     $15.67
                                                                            ------     ------     ------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(a).........................................     .02       (.01)      (.01)      (.02 )
  Net realized and unrealized gain on investments.........................    3.62        .64       1.29       3.14
                                                                            ------     ------     ------     -------
Total from investment operations..........................................    3.64        .63       1.28       3.12
                                                                            ------     ------     ------     -------
LESS DISTRIBUTIONS:
  Dividends from net investment income....................................    (.01)        --         --         --
  Distributions from net realized gains...................................    (.97)        --         --         --
                                                                            ------     ------     ------     -------
  Total Distributions.....................................................    (.98)        --         --         --
                                                                            ------     ------     ------     -------
NET ASSET VALUE, END OF THE PERIOD........................................  $18.86     $16.20     $15.57     $18.79
                                                                            ======     ======     ======     =======
TOTAL RETURN (%)(C).......................................................   23.97       4.05       8.96      19.91
RATIOS (%)/SUPPLEMENTAL DATA:
  Ratio of operating expenses, net, to average daily net assets(a)........    1.88       1.91       2.00(b)    2.36 (b)
  Ratio of net investment income (loss) to average daily net assets.......     .15      (0.07)     (0.15)(b)   (.46 )(b)
  Portfolio turnover rate.................................................      89         95         97(b)      89
  Net assets, end of period ($ millions)..................................      57         42         40          4

---------------

 + For the period May 7, 1993 (commencement of operations) to October 31, 1993. ++ For the period April 3, 1995 (commencement of Class C Shares) to October 31,
1995.
(a) Excludes management fees waived by the Manager in fiscal 1993 of less than $.01 per share. The operating expense ratio including such items would be 2.09% (annualized). The year 1994 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Does not include sales load. Not annualized for fiscal 1993 for Class A Shares and fiscal 1995 for Class C Shares.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Small Cap Stock Fund (the "Fund"), the Value Equity Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The financial statements for the Value Equity Fund and Eagle International Equity Portfolio are presented separately. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Of the $2,526,517 net realized gains for the year ended October 31, 1994, the Fund has designated $403,325 as net long-term capital gains on a tax basis paid in 1995.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Portfolios. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclasses among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At October 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares of the Fund during the years ended October 31, 1995 and 1994, were as follows:

                                                                                  FOR THE YEARS ENDED
                                                              ------------------------------------------------------------
                                                                   OCTOBER 31, 1995                 OCTOBER 31, 1994
                                                              --------------------------       ---------------------------
                           CLASS A SHARES                      SHARES          AMOUNT            SHARES          AMOUNT
        ----------------------------------------------------  ---------     ------------       ----------     ------------
        Shares sold.........................................    984,286     $ 17,529,467        2,257,306     $ 36,019,552
        Shares issued on reinvestment of distributions......    160,682        2,431,113               --               --
        Shares redeemed.....................................   (664,339)     (11,260,584)      (2,287,410)     (36,326,666)
                                                              ---------     ------------       ----------     ------------
        Net increase (decrease).............................    480,629     $  8,699,996          (30,104)    $   (307,114)
                                                                             ===========                       ===========
        Shares outstanding:
          Beginning of year.................................  2,563,874                         2,593,978
                                                              ---------                        ----------
          End of year.......................................  3,044,503                         2,563,874
                                                               ========                         =========

       Transactions in Class C Shares of the Fund from April 3, 1995 (commencement of Class C Shares) to October 31, 1995 were as follows:

                           CLASS C SHARES                      SHARES          AMOUNT
        ----------------------------------------------------  ---------     ------------
        Shares sold.........................................    234,197     $  4,319,728
        Shares redeemed.....................................       (276)          (5,266)
                                                              ---------     ------------
        Net increase........................................    233,921     $  4,314,462
                                                                             ===========
        Shares outstanding:
          Beginning of period...............................         --
                                                              ---------
          End of period.....................................    233,921
                                                               ========

Note 3: PURCHASES AND SALES OF SECURITIES. For year ended October 31, 1995, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $49,450,409 and $38,183,445, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. ( the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 2.00% for Class A Shares (2.75% for Class C Shares effective April 3, 1995) on an annual basis of the Fund's average daily net assets. This agreement is more restrictive than any state expense limitation at the current level of net assets attributable to each class of Shares. Fees voluntarily waived are recoverable by the Manager for a period of up to two years. In the prior year, the Fund's operating expenses fell below 2% of average daily net assets. Accordingly, during fiscal 1994 the Fund paid the Manager all of the fees waived in 1993 amounting to $14,764 ($.01 per share).

        The Manager has entered into agreements with Awad & Associates, Inc., a division of Raymond James & Associates, Inc., and Eagle Asset Management, Inc. (the "Subadvisers") for the Subadvisers to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of October 31, 1995 was $19,600. In addition, the Manager performs Fund Accounting services and charged $29,311 during the current year of which $10,400 was payable as of October 31, 1995.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST-SMALL CAP STOCK FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Pursuant to the Class A Distribution plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee of up to 0.35% of average daily net assets for services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets for Class A Shares. Such fee is accrued daily and payable monthly. Under the Class C Distribution Plan the Fund paid the Distributer a fee equal to 1.00% of the average daily net assets. The Distributor, on Class C Shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $115,551 and $9,098 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, the Subadvisers, the Distributor and the Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager received an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are paid equally by each of the Heritage mutual funds.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Series Trust-Value Equity Fund:

     We have audited the accompanying statement of assets and liabilities of Heritage Series Trust-Value Equity Fund, including the investment portfolio, as of October 31, 1995, and the related statements of operations and changes in net assets for the period December 30, 1994 (commencement of operations) to October 31, 1995, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Series Trust-Value Equity Fund as of October 31, 1995, the results of its operations, and the changes in its net assets for the period December 30, 1994 (commencement of operations) to October 31, 1995, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

Boston, Massachusetts
December 22, 1995
                                                              COOPERS & LYBRAND

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                                MARKET
                                                                                                                 VALUE
                                                                                                              -----------
REPURCHASE AGREEMENT--13.8%(A)
Repurchase Agreement with State Street Bank and Trust Company, dated October 31, 1995 @ 5.82%, to be repurchased at $2,225,364 on November 1, 1995, (collateralized by $2,075,000 United States Treasury Notes,
7.25% due August 15, 2004 with a market value of $2,286,503, including interest) (cost $2,225,000)..........   $ 2,225,000
                                                                                                               -----------
COMMON STOCKS--93.2%(A)

      SHARES
------------------
AEROSPACE--1.6%
---------------
             3,000  Boeing Company...........................................................................      196,875
             1,500  General Motors Corporation, Class "H"....................................................       63,000
                                                                                                               -----------
                                                                                                                   259,875
                                                                                                               -----------
AUTO PARTS/EQUIPMENT--2.6%
--------------------------
            12,000  Breed Technologies, Inc. ................................................................      223,500
             1,000  Dana Corporation.........................................................................       25,625
             2,300  Eaton Corporation........................................................................      117,875
             3,000  Federal-Mogul Corporation................................................................       53,625
                                                                                                               -----------
                                                                                                                   420,625
                                                                                                               -----------
AUTO/TRUCK MANUFACTURERS--2.5%
------------------------------
             2,800  Chrysler Corporation.....................................................................      144,550
             7,000  Ford Motor Company.......................................................................      201,250
             1,400  General Motors Corporation...............................................................       61,250
                                                                                                               -----------
                                                                                                                   407,050
                                                                                                               -----------
BANKING--7.9%
-------------
             1,500  Banc One Corporation.....................................................................       50,625
             3,200  Bank Of New York Company, Inc. ..........................................................      134,400
             3,000  BankAmerica Corporation..................................................................      172,500
             3,000  Bankers Trust New York Corporation.......................................................      191,250
             4,500  Dime Bancorp, Inc.*......................................................................       47,813
               400  First Interstate Bancorp.................................................................       51,600
             2,800  Fleet Financial Group, Inc. .............................................................      108,500
             2,800  Great Western Financial Corporation......................................................       63,350
             1,000  Home Financial Corporation...............................................................       15,250
             2,500  Klamath First Bancorp, Inc.*.............................................................       31,875
             3,300  Mellon Bank Corporation..................................................................      165,412
             1,000  J.P. Morgan & Company, Inc. .............................................................       77,125
             2,700  PNC Bank Corporation.....................................................................       70,875
             2,300  Wachovia Corporation.....................................................................      101,488
                                                                                                               -----------
                                                                                                                 1,282,063
                                                                                                               -----------
BEVERAGES--0.6%
---------------
             1,900  PepsiCo, Inc. ...........................................................................      100,225
                                                                                                               -----------
BUILDING--1.0%
--------------
             2,000  Black & Decker Corporation...............................................................       67,750
             2,400  Foster Wheeler Corporation...............................................................       90,000
                                                                                                               -----------
                                                                                                                   157,750
                                                                                                               -----------
CHEMICALS--0.6%
---------------
             1,000  ARCO Chemical Company....................................................................       49,000
             1,500  Lubrizol Corporation.....................................................................       43,125
                                                                                                               -----------
                                                                                                                    92,125
                                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                 MARKET
      SHARES                                                                                                      VALUE
------------------                                                                                             -----------
CONGLOMERATE/DIVERSIFIED--0.3%
------------------------------
             2,400  Hanson PLC, ADR..........................................................................  $    37,200
               800  U.S. Industries, Inc.*...................................................................       12,000
                                                                                                               -----------
                                                                                                                    49,200
                                                                                                               -----------
COSMETICS/TOILETRIES--1.0%
--------------------------
             1,000  Jean Philippe Fragrances, Inc.*..........................................................        9,250
             3,500  Tambrands, Inc. .........................................................................      156,625
                                                                                                               -----------
                                                                                                                   165,875
                                                                                                               -----------
DATA PROCESSING--2.9%
---------------------
             2,500  Apple Computer, Inc. ....................................................................       90,781
             2,000  Autodesk, Inc. ..........................................................................       68,000
             2,000  Automatic Data Processing, Inc. .........................................................      143,000
             1,200  Diamond Multimedia Systems, Inc.*........................................................       35,400
             2,500  MacNeal-Schwendler Corporation...........................................................       38,125
             2,000  Seagate Technology, Inc.*................................................................       89,250
                                                                                                               -----------
                                                                                                                   464,556
                                                                                                               -----------
ELECTRONICS/ELECTRICAL--2.4%
----------------------------
             1,000  First Alert, Inc.*.......................................................................       15,500
               700  General Electric Company.................................................................       44,275
             1,700  Honeywell, Inc. .........................................................................       71,400
               600  Intel Corporation........................................................................       41,925
               300  Sony Corporation, ADR....................................................................       13,725
             1,100  Tech-Sym Corporation*....................................................................       32,588
            11,500  Westinghouse Electric Corporation........................................................      162,438
               300  Philips Electronics N.V., NY Shares, ADR.................................................       11,587
                                                                                                               -----------
                                                                                                                   393,438
                                                                                                               -----------
FINANCE--4.1%
-------------
             6,300  American Express Company.................................................................      255,937
             1,300  Federal National Mortgage Association....................................................      136,337
             4,500  Student Loan Marketing Association.......................................................      264,937
                                                                                                               -----------
                                                                                                                   657,211
                                                                                                               -----------
FOOD--2.7%
----------
             2,000  Campbell Soup Company....................................................................      104,750
             7,100  Chiquita Brands International............................................................      115,375
             1,600  Dole Food Company........................................................................       60,200
             1,500  Grand Metropolitan, PLC, ADR.............................................................       41,250
             1,900  Heinz (H.J.) Company.....................................................................       88,350
               950  Quaker Oats Company......................................................................       32,419
                                                                                                               -----------
                                                                                                                   442,344
                                                                                                               -----------
FOOD SERVING--1.1%
------------------
             2,200  McDonald's Corporation...................................................................       90,200
             4,500  Wendy's International, Inc. .............................................................       89,437
                                                                                                               -----------
                                                                                                                   179,637
                                                                                                               -----------
GRAPHIC ARTS--0.5%
------------------
             2,800  Deluxe Corporation.......................................................................       75,250
                                                                                                               -----------
HEALTH CARE CENTERS--7.2%
-------------------------
             3,300  Columbia Healthcare Corporation..........................................................      162,112
             4,500  Foundation Health Corporation*...........................................................      190,688
             1,000  Healthsource, Inc.*......................................................................       53,000
             2,000  Horizon/CMS Healthcare Corporation*......................................................       40,500
               300  Physician Corporation Of America*........................................................        4,612

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                 MARKET
      SHARES                                                                                                      VALUE
------------------                                                                                             -----------
             9,500  Tenet Healthcare Corporation*............................................................  $   169,812
             7,500  U.S. Healthcare, Inc. ...................................................................      288,750
             4,700  United Healthcare Corporation............................................................      249,688
                                                                                                               -----------
                                                                                                                 1,159,162
                                                                                                               -----------
HOTELS/MOTELS/INNS--0.5%
------------------------
             1,000  HFS, Inc.*...............................................................................       61,250
             2,500  Prime Hospitality Corporation*...........................................................       24,687
                                                                                                               -----------
                                                                                                                    85,937
                                                                                                               -----------
HOUSEWARES--0.2%
----------------
             1,000  Rubbermaid, Inc. ........................................................................       26,125
                                                                                                               -----------
INSURANCE--3.2%
---------------
             3,022  Allstate Corporation.....................................................................      111,059
             1,600  Hartford Steam Boiler Inspection & Insurance Company.....................................       74,600
             7,000  Humana, Inc.*............................................................................      147,875
             1,200  Jefferson-Pilot Corporation..............................................................       79,200
             2,700  Torchmark Corporation....................................................................      112,050
                                                                                                               -----------
                                                                                                                   524,784
                                                                                                               -----------
LEISURE/AMUSEMENT--1.4%
-----------------------
             1,600  Polaroid Corporation.....................................................................       68,400
             4,000  Royal Caribbean Cruises, Ltd. ...........................................................       92,000
             1,100  The Walt Disney Company..................................................................       63,387
                                                                                                               -----------
                                                                                                                   223,787
                                                                                                               -----------
MACHINERY--1.4%
---------------
             2,000  Caterpillar, Inc. .......................................................................      112,250
             1,000  Harnischfeger Industries, Inc. ..........................................................       31,500
             1,200  Johnson Controls, Inc. ..................................................................       69,900
             2,000  Western Power & Equipment Corporation*...................................................        8,000
                                                                                                               -----------
                                                                                                                   221,650
                                                                                                               -----------
MANUFACTURING/DISTRIBUTIONS--0.4%
---------------------------------
             1,100  Minnesota Mining & Manufacturing Company.................................................       62,563
                                                                                                               -----------
MEDICAL EQUIPMENT/SUPPLY--2.6%
------------------------------
             1,700  Bausch & Lomb, Inc. .....................................................................       58,863
             3,000  Baxter International, Inc. ..............................................................      115,875
               700  C.R. Bard, Inc. .........................................................................       19,775
             2,300  Johnson & Johnson........................................................................      187,450
             2,200  Sterile Concepts Holdings, Inc. .........................................................       31,075
                                                                                                               -----------
                                                                                                                   413,038
                                                                                                               -----------
OFFICE EQUIPMENT--1.4%
----------------------
             1,800  Danka Business Systems, Sponsored ADR....................................................       60,300
             4,000  Pitney-Bowes, Inc. ......................................................................      174,500
                                                                                                               -----------
                                                                                                                   234,800
                                                                                                               -----------
OIL & GAS--9.6%
---------------
             1,900  Amoco Corporation........................................................................      121,363
             1,200  Anadarko Petroleum Corporation...........................................................       52,050
             6,000  Apache Corporation.......................................................................      153,000
             1,500  Atlantic Richfield Company...............................................................      160,125
             1,100  Burlington Resources, Inc. ..............................................................       39,600
             1,400  Chevron Corporation......................................................................       65,450
               800  Dresser Industries, Inc. ................................................................       16,600
             1,800  Exxon Corporation........................................................................      137,475
             1,000  Halliburton Company......................................................................       41,500

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                 MARKET
      SHARES                                                                                                      VALUE
------------------                                                                                             -----------
             1,500  Mobil Corporation........................................................................  $   151,125
             5,500  Occidental Petroleum Corporation.........................................................      118,250
             1,700  Pennzoil Company.........................................................................       64,175
               900  Phillips Petroleum Company...............................................................       29,025
             1,000  Royal Dutch Petroleum, NY Shares, ADR....................................................      122,875
             1,300  Schlumberger, Ltd. ......................................................................       80,925
             1,500  Texaco, Inc. ............................................................................      102,187
             1,400  Ultramar Corporation.....................................................................       34,125
             2,200  Valero Energy Corporation................................................................       51,975
             1,000  YPF Sociedad Anonima, Sponsored ADR......................................................       17,125
                                                                                                               -----------
                                                                                                                 1,558,950
                                                                                                               -----------
PHARMACEUTICAL--10.3%
---------------------
             3,000  Abbott Laboratories......................................................................      119,250
             2,600  American Home Products Corporation.......................................................      230,425
             4,000  Amgen, Inc.*.............................................................................      192,000
             2,000  Beckman Instruments, Inc. ...............................................................       66,250
             3,200  Bristol-Myers Squibb Company.............................................................      244,000
             3,600  Lilly (Eli) & Company....................................................................      347,850
             1,200  Merck & Company, Inc. ...................................................................       69,000
             1,600  Pfizer, Inc. ............................................................................       91,800
             2,000  R.P. Scherer Corporation*................................................................       89,000
             1,700  Schering-Plough Corporation..............................................................       91,163
             2,500  Upjohn Company...........................................................................      126,875
                                                                                                               -----------
                                                                                                                 1,667,613
                                                                                                               -----------
POLLUTION CONTROL--0.9%
-----------------------
             3,000  Browning-Ferris Industries...............................................................       87,375
             2,100  WMX Technologies, Inc. ..................................................................       59,063
                                                                                                               -----------
                                                                                                                   146,438
                                                                                                               -----------
PUBLISHING--3.0%
----------------
             3,500  Dun & Bradstreet Corporation.............................................................      209,125
             1,700  Gannett Company..........................................................................       92,437
             2,800  Tribune Company..........................................................................      176,750
                                                                                                               -----------
                                                                                                                   478,312
                                                                                                               -----------
REAL ESTATE INVESTMENT TRUST (REIT)--0.3%
-----------------------------------------
             1,500  Meditrust, SBI...........................................................................       50,625
                                                                                                               -----------
RETAIL--3.8%
------------
             1,000  Ann Taylor Stores, Inc.*.................................................................       11,000
             2,500  Barnes & Noble, Inc.*....................................................................       91,250
             3,000  Gap, Inc. ...............................................................................      118,125
             1,900  J.C. Penney Company, Inc. ...............................................................       80,037
             2,000  May Department Stores Company............................................................       78,500
             2,400  Nordstrom, Inc. .........................................................................       88,950
             1,000  O'Reilly Automotive, Inc.*...............................................................       32,750
             1,000  Sears Roebuck And Company................................................................       34,000
             1,700  Toys "R" Us, Inc.*.......................................................................       37,187
             2,000  Wal-Mart Stores, Inc. ...................................................................       43,250
                                                                                                               -----------
                                                                                                                   615,049
                                                                                                               -----------
SECURITIES--1.5%
----------------
             1,000  Edwards (A.G.), Inc. ....................................................................       25,500
             1,100  Lehman Brothers Holding, Inc. ...........................................................       23,925
               300  Morgan Stanley Group, Inc. ..............................................................       26,100
             4,700  Salomon, Inc. ...........................................................................      169,787
                                                                                                               -----------
                                                                                                                   245,312
                                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                 MARKET
      SHARES                                                                                                      VALUE
------------------                                                                                             -----------
SERVICES--0.5%
--------------
             2,500  Medaphis Corporation*....................................................................  $    79,375
                                                                                                               -----------
STEEL--0.3%
-----------
             1,500  Carpenter Technology Corporation.........................................................       56,813
                                                                                                               -----------
TELECOMMUNICATIONS--5.4%
------------------------
               800  Alcatel Alsthom CGE, Sponsored ADR.......................................................       13,500
             1,000  Ameritech Corporation....................................................................       54,000
             2,700  BellSouth Corporation....................................................................      206,550
             8,000  Comsat Corporation.......................................................................      159,000
             1,000  GTE Corporation..........................................................................       41,250
             1,600  Hong Kong Telecommunications, Ltd., Sponsored ADR........................................       27,800
               600  MCI Communications.......................................................................       14,963
             2,600  NYNEX Corporation........................................................................      122,200
               800  Pacific Telesis Group....................................................................       24,300
             2,700  SBC Communications, Inc. ................................................................      150,863
             1,300  Telephone & Data Systems, Inc. ..........................................................       52,000
                                                                                                               -----------
                                                                                                                   866,426
                                                                                                               -----------
TEXTILES--0.3%
--------------
             1,500  Liz Claiborne, Inc. .....................................................................       42,563
               400  Shaw Industries, Inc. ...................................................................        5,100
                                                                                                               -----------
                                                                                                                    47,663
                                                                                                               -----------
TOBACCO--2.2%
-------------
             3,000  American Brands, Inc. ...................................................................      128,625
             4,500  RJR Nabisco Holdings Corporation.........................................................      138,375
             3,000  UST, Inc. ...............................................................................       90,000
                                                                                                               -----------
                                                                                                                   357,000
                                                                                                               -----------
TRANSPORTATION--5.0%
--------------------
             6,000  Airborne Freight Corporation.............................................................      157,500
             2,700  CSX Corporation..........................................................................      226,125
             4,000  Federal Express Corporation*.............................................................      328,500
             2,400  Illinois Central Corporation.............................................................       91,800
                                                                                                               -----------
                                                                                                                   803,925
                                                                                                               -----------
Total common stocks (cost $14,277,378).......................................................................   15,072,571
                                                                                                               -----------
TOTAL INVESTMENT PORTFOLIO (cost $16,502,378)(b), 107.0%(a)..................................................   17,297,571
OTHER ASSETS AND LIABILITIES, NET, (7.0%)(a).................................................................   (1,126,765)
                                                                                                               -----------
NET ASSETS, 100.0%...........................................................................................  $16,170,806
                                                                                                                ==========

------------------
 *  Not an income-producing security.
 (a)  Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is $16,511,338. Market value includes net unrealized appreciation of $786,233, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,076,898 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $290,665.
 ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

Assets
-----
Investments, at market value (identified cost $14,277,378) (Note 1)............................                 $15,072,571
Repurchase agreement (identified cost $2,225,000) (Note 1).....................................                   2,225,000
Cash...........................................................................................                         166
Receivables:
  Investments sold.............................................................................                     652,797
  Fund shares sold.............................................................................                     174,658
  Dividends and interest.......................................................................                      20,601
Deferred organization expenses (Note 1)........................................................                      44,175
Deferred state registration expenses (Note 1)..................................................                      15,931
Prepaid insurance..............................................................................                       1,283
                                                                                                                -----------
        Total assets...........................................................................                  18,207,182

Liabilities
-----------
Payables (Note 4):
  Investments purchased........................................................................  $1,919,273
  Fund shares redeemed.........................................................................      15,388
  Due to Manager...............................................................................      27,128
  Accrued distribution fee.....................................................................       5,562
  Other accrued expenses.......................................................................      69,025
                                                                                                 ----------
        Total liabilities......................................................................                   2,036,376
                                                                                                                -----------
Net assets, at market value....................................................................                 $16,170,806
                                                                                                                 ==========
Net Assets
---------
Net assets consist of:
  Undistributed net investment income..........................................................                 $    56,475
  Net unrealized appreciation on investments...................................................                     795,193
  Accumulated net realized gain................................................................                     536,111
  Paid-in capital..............................................................................                  14,783,027
                                                                                                                -----------
Net assets, at market value....................................................................                 $16,170,806
                                                                                                                 ==========
Class A Shares
-------------
Net asset value and redemption price per share ($11,918,015 divided by 661,961 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2)...............................                      $18.00
                                                                                                                 ==========
Maximum offering price per share (100/95.25 of $18.00).........................................                      $18.90
                                                                                                                 ==========
Class C Shares
------------
Net asset value and offering price per share ($4,252,791 divided by 237,324 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2)...............................                      $17.92
                                                                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                            STATEMENT OF OPERATIONS
                        FOR THE PERIOD DECEMBER 30, 1994
                          (COMMENCEMENT OF OPERATIONS)
                              TO OCTOBER 31, 1995
--------------------------------------------------------------------------------

Investment Income
----------------
Income:
  Dividends.......................................................................................               $  133,861
  Interest........................................................................................                   34,714
                                                                                                                 ----------
        Total income..............................................................................                  168,575
Expenses (Notes 1 and 4):
  Management fee..................................................................................  $ 47,250
  Custodian/Fund accounting fees..................................................................    54,127
  Amortization of state registration expenses.....................................................    30,714
  Professional fees...............................................................................    26,809
  Distribution fee................................................................................    23,888
  Reports to shareholders.........................................................................    12,512
  Shareholder servicing fee.......................................................................    10,346
  Amortization of organization expenses...........................................................     8,835
  Trustees' fees and expenses.....................................................................     6,413
  Federal registration fee........................................................................     4,994
  Insurance.......................................................................................     2,186
                                                                                                    --------
        Total expenses before waiver and reimbursement............................................   228,074
        Fees waived by the Manager (Note 4).......................................................   (47,250)
        Reimbursement from Manager (Note 4).......................................................   (68,724)       112,100
                                                                                                    --------     ----------
Net investment income.............................................................................                   56,475
                                                                                                                 ----------
Realized and Unrealized Gain on Investments
---------------------------------------
Net realized gain from investment transactions....................................................                  536,111
Net increase in unrealized appreciation of investments during the period..........................                  795,193
                                                                                                                 ----------
        Net gain on investments...................................................................                1,331,304
                                                                                                                 ----------
Net increase in net assets resulting from operations..............................................               $1,387,779
                                                                                                                  =========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        FOR THE PERIOD
                                                                                                       DECEMBER 30, 1994
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                      TO OCTOBER 31, 1995
                                                                                                 -----------------------------
Increase in net assets:
Operations:
  Net investment income.........................................................................     $        56,475
  Net realized gain from investment transactions................................................             536,111
  Net increase in unrealized appreciation of investments during the period......................             795,193
                                                                                                        ------------
  Net increase in net assets resulting from operations..........................................           1,387,779
Increase in net assets from Fund share transactions (Note 2)....................................          14,482,027
                                                                                                        ------------
Increase in net assets..........................................................................          15,869,806
Net assets, beginning of period (original capital as of December 30, 1994)......................             301,000
                                                                                                        ------------
Net assets, end of period (including undistributed net investment income of $56,475)............     $    16,170,806
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                            CLASS A+      CLASS C++
                                                                                           ----------     ----------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................................................  $   14.29       $  15.27
                                                                                           ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..................................................................        .08            .01
  Net realized and unrealized gain on investments........................................       3.63           2.64
                                                                                           ----------     ----------
Total from investment operations.........................................................       3.71           2.65
                                                                                           ----------     ----------
NET ASSET VALUE, END OF THE PERIOD.......................................................  $   18.00       $  17.92
                                                                                           ===========    ===========
TOTAL RETURN (%)(C)(D)...................................................................      25.96          17.35

RATIOS (%)/AND SUPPLEMENTAL DATA:
  Ratio of operating expenses, net to average daily net assets(a)(b).....................       1.65           2.40
  Ratio of net investment income to average daily net assets(b)..........................       1.05            .28
  Portfolio turnover rate(b).............................................................         82             82
  Net assets, end of period ($ millions).................................................         12              4

---------------

 + For the period December 30, 1994 (commencement of operations) to October 31, 1995.
++ For the period April 3, 1995 (commencement of Class C Shares) to October 31, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager of $.13 per share for Class A and Class C Shares, respectively. The operating expense ratios including such items would be 3.49% and 4.24%, (annualized), respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Value Equity Fund (the "Fund"), the Small Cap Stock Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The financial statements for the Small Cap Fund and Eagle International Equity Portfolio are presented separately. The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At October 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A and Class C Shares of the Fund during the period December 30, 1994 to October 31, 1995 were as follows:

                                                                       CLASS A SHARES                  CLASS C SHARES
                                                                       FOR THE PERIOD                  FOR THE PERIOD
                                                                     DECEMBER 30, 1994                 APRIL 3, 1995
                                                                      (COMMENCEMENT OF                (COMMENCEMENT OF
                                                                       OPERATIONS) TO                CLASS C SHARES) TO
                                                                      OCTOBER 31, 1995                OCTOBER 31, 1995
                                                                 --------------------------       ------------------------
                                                                   SHARES         AMOUNT           SHARES         AMOUNT
                                                                 ----------     -----------       ---------     ----------
        Shares sold............................................     692,734     $11,278,811         238,487     $4,109,350
        Shares redeemed........................................     (51,837)       (885,977)         (1,163)       (20,157)
                                                                 ----------     -----------       ---------     ----------
        Net increase...........................................     640,897     $10,392,834         237,324     $4,089,193
                                                                                 ==========                      =========
        Shares outstanding:
          Beginning of period (seed shares)....................      21,064                              --
                                                                 ----------                       ---------
          End of period........................................     661,961                         237,324
                                                                  =========                        ========

Note 3: PURCHASES AND SALES OF SECURITIES. For the period ended October 31, 1995, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $18,855,843 and $5,114,517, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. ( the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee and, if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.65% for Class A Shares (2.40% for Class C Shares effective April 3, 1995) on an annual basis of the Fund's average daily net assets attributable to each class of shares. This agreement is more restrictive than any state expense limitation at the current level of net assets. Under the Agreement, management fees waived and expenses reimbursed totaled $115,974 ($.13 per share for each class) during the period ended October 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Portfolio. The amount payable to the Manager for such expenses as of October 31, 1995 was $4,800. In addition, the Manager performs Fund Accounting services and charged $20,509 during the current period of which $8,200 was payable as of October 31, 1995.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund paid the Distributor a fee equal to 1.00% of the average daily net assets. The Distributor may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $13,040 and $10,848 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, the Subadviser, the Distributor and the Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds who is not an

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        interested person of the Manager received an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

                               HERITAGE SERIES TRUST -
                                SMALL CAP STOCK FUND
                                  VALUE EQUITY FUND

                              PART C. OTHER INFORMATION
                              -------------------------


     Item 24.         Financial Statements and Exhibits
                      ---------------------------------

                      (a) Financial Statements included as a part of this Registration Statement:

                               Included in Part A of the Registration Statement:

                                       Financial Highlights - A  shares of Small
                                       Cap  Stock Fund  for  the  period May  7,
                                       1993  (commencement  of   operations)  to
                                       October 31,  1993 and  the periods  ended
                                       October 31,  1994 and  1995; C  shares of
                                       Small  Cap  Stock  Fund  for  the  period
                                       April 3, 1995 (commencement of C shares) to October 31, 1995.

                                       Financial Highlights - A  shares of Value
                                       Equity Fund  for the  period December 30,
                                       1994  (commencement  of   operations)  to
                                       October  31,  1995;  C  shares  of  Value
                                       Equity  Fund for the period April 3, 1995
                                       (commencement  of  C  shares) to  October
                                       31, 1995.

                               Included in Part B of the Registration Statement on behalf of Small Cap Stock Fund and Value Equity Fund:

                                       Investment Portfolio - October 31, 1995;
                                       Statement  of  Assets  and Liabilities  -
                                                October 31, 1995;
                                       Statement  of  Operations  for  the  year
                                                ended October 31, 1995 for Small
                                                Cap  Stock  Fund   and  for  the
                                                period  December   30,  1994  to
                                                October   31,  1995   For  Value
                                                Equity Fund;
                                       Statement of  Changes in  Net Assets  for
                                                the years ended October 31, 1994
                                                and  1995  for  Small  Cap Stock
                                                Fund   and    for   the   period
                                                December 30,  1994 (commencement
                                                of  operations)  to October  31,
                                                1995 for Value Equity Fund;
                                       Financial Highlights








                                       Notes to Financial Statements;
                                       Reports of Coopers & Lybrand L.L.P.,
                                                Independent Accountants, dated
                                                December 22, 1995

                      (b)      Exhibits:

                               (1)     Declaration of Trust*

                               (2)     Bylaws*

                               (3)     Voting trust agreement -- none

                               (4)  (a)(i)      Specimen   security   Small  Cap
                                                Stock Fund Class A**

                                    (a)(ii)     Specimen   security   Small  Cap
                                                Stock Fund Class C**

                                    (b)(i)      Specimen  security  Value Equity
                                                Fund Class A**

                                    (b)(ii)     Specimen  security  Value Equity
                                                Fund Class C**

                                    (c)(i)      Specimen      security     Eagle
                                                International  Equity  Portfolio
                                                Eagle Class**

                                    (c)(ii)     Specimen      security     Eagle
                                                International  Equity  Portfolio
                                                Class A**

                                    (c)(iii)    Specimen      security     Eagle
                                                International  Equity  Portfolio
                                                Class C**

                                    (d)(i)      Specimen security  Growth Equity
                                                Fund Class A**

                                    (d)(ii)     Specimen security  Growth Equity
                                                Fund Class C**

                               (5)  (a)(i)      Investment      Advisory     and
                                                Administration Agreement*

                                    (a)(ii)     Amended  Schedule A  relating to
                                                the addition of the Value Equity
                                                Fund*

                                    (a)(iii)    Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund*

                                   (b) Investment Advisory and Administration Agreement between
                                                Eagle Asset Management, Inc. and
                                                Eagle    International    Equity
                                                Portfolio*

                                    (c)(i)      Subadvisory   Agreement  between
                                                Heritage Asset  Management, Inc.
                                                and Raymond  James & Associates,
                                                Inc. relating to Small Cap Stock
                                                Fund*

                                    (c)(ii)     Subadvisory   Agreement  between
                                                Heritage Asset  Management, Inc.
                                                and   Awad   &   Associates,   a
                                                division  of  Raymond James  and
                                                Associates,  Inc.   relating  to
                                                Small Cap Stock Fund*

                                    (d)(i)      Form  of  Subadvisory  Agreement
                                                between      Heritage      Asset
                                                Management, Inc. and Eagle Asset
                                                Management,  Inc.   relating  to
                                                Value Equity Fund*

                                    (d)(ii)     Amended  Schedule A  relating to
                                                the addition  of the  Small  Cap
                                                Stock Fund*

                                    (d)(iii)    Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund*

                                    (e)         Form  of  Subadvisory  Agreement
                                                between Eagle  Asset Management,
                                                Inc.  and   Martin  Currie  Inc.
                                                relating to  Eagle International
                                                Equity Portfolio*

                               (6)     Distribution Agreement*

                               (7)     Bonus,  profit  sharing or  pension plans
                                       -- none

                               (8)     Form of Custodian Agreement*

                               (9)     (a)      Form  of   Transfer  Agency  and
                                                Service Agreement*

                                       (b)      Form  of   Fund  Accounting  and
                                                Pricing Service Agreement*

                               (10)    Opinion and consent of counsel***

                               (11)    Accountants' consent (filed herewith)

                               (12)    Financial    statements   omitted    from
                                       prospectus -- none

                               (13)    Letter of investment intent*

                               (14)    Prototype retirement plan**

                               (15)  (a)(i)     Class A  Plan pursuant  to  Rule
                                                12b-1*

                                     (a)(ii)    Amended  Schedule A  relating to
                                                the addition of the Value Equity
                                                Fund*

                                     (a)(iii)   Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund*

                                     (a)(iv)    Amended  Schedule A  relating to
                                                the   addition   of  the   Eagle
                                                International Equity Portfolio*

                                     (b)(i)     Class C  Plan pursuant  to  Rule
                                                12b-1*

                                     (b)(ii)    Amended  Schedule A  relating to
                                                the   addition  of   the  Growth
                                                Equity Fund*

                                     (b)(iii)   Amended  Schedule A  relating to
                                                the   addition   of  the   Eagle
                                                International Equity Portfolio*

                                     (c)        Eagle  Class  Plan  pursuant  to
                                                Rule 12b-1*

                               (16)    Performance Computation Schedule:

                                       (a)      Small Cap Stock Fund*

                                       (b)      Value    Equity    Fund   (filed
                                                herewith)

                                       (c)      Eagle    International    Equity
                                                Portfolio*

                                       (d)      Growth    Equity     Fund     --
                                                inapplicable

                               (17)    Financial  Data Schedule  for  Electronic
                                       Filers:

                                       (a)(i)   Small Cap  Stock  Fund - Class A
                                                (filed herewith)

                                       (a)(ii)  Small Cap  Stock Fund - Class  C
                                                (filed herewith)

                                       (b)(i)   Value  Equity   Fund  -  Class A
                                                (filed herewith)

                                       (b)(ii)  Value  Equity  Fund  -  Class  C
                                                (filed herewith)

                                       (c)      Eagle    International    Equity
                                                Portfolio*

                                       (d)      Growth    Equity     Fund     --
                                                inapplicable

                               (18)    Form of Plan pursuant to Rule 18f-3*

     *        Incorporated by  reference to  Post-Effective Amendment No.  10 to
              the   Trust's   Registration  Statement,   filed   previously   on
              December 1, 1995.

     **       To be filed by subsequent amendment.

     *** Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on November 14, 1995


     Item 25.         Persons   Controlled  by  or  under  Common  Control  with
                      Registrant
                      ---------------------------------------------------

                      None.

     Item 26.         Number of Holders of Securities
                      -------------------------------

                                             Number of Record Holders
                 Title of Class                  January 31, 1996
                 --------------              -------------------------

       Shares of beneficial interest

             Small Cap Stock Fund
                   Class A Shares                       5,503
                   Class C Share                          616

             Value Equity Fund
                   Class A Shares                       1,441
                   Class C Shares                         710

             Growth Equity Fund
                   Class A Shares                         576
                   Class C Shares                         194

             Eagle International
               Equity Portfolio
                   Class A Shares                          81
                   Class C Shares                          16
                   Eagle Class Shares                     206


     Item 27.     Indemnification
                  ---------------

           Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

           (a)    Subject  to  the   exceptions  and  limitations  contained  in
                  paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b)    No indemnification  shall be  provided hereunder to  a Covered
     Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

           According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           Article XII,  Section 2 provides that,  subject to  the provisions of
     Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

           Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust, on behalf of Eagle International Equity Portfolio, and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

           Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Martin Currie") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Martin Currie, or reckless disregard of its obligations and duties under the Subadvisory Agreement, Martin Currie shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

           Paragraph 7 of the Distribution Agreement between the Trust, on behalf of the Eagle International Equity Portfolio and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933

     Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

           Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

     Item 28.   I.      Business and Other Connections
                        of Investment Adviser
                        ------------------------------

           Eagle, a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

           Heritage is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, and Growth Equity Funds of the Trust. Information as to the directors and officers of Heritage is included in its current Form

     ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

                  II.   Business and Other Connections of Subadviser
                        --------------------------------------------

           Martin Currie, a New York corporation, is a wholly-owned subsidiary of Martin Currie Limited. Martin Currie is primarily engaged in the investment advisory business. Martin Currie provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Information as to the officers and directors of Martin Currie is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

           Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. Awad & Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

           Eagle, a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle primarily is engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

     Item 29.     Principal Underwriter
                  ---------------------

                  (a) Raymond James is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

                  (b) The directors and officers of the Registrant's principal underwriter are:

                                  Positions & Offices             Position
       Name                         with Underwriter           with Registrant
       ----                       -------------------          ---------------

       Thomas A. James      Chief Executive Officer,             Trustee
                            Director
       Robert F. Shuck      Executive V.P., Director             None

       Thomas S. Franke     President, Chief Operating           None
                            Officer, Director

       Lynn Pippenger       Secretary/Treasurer, Chief           None
                            Financial Officer, Director

       Dennis Zank          Executive VP of Operations and       None
                            Administration, Director


     Item 30.     Location of Accounts and Records
                  --------------------------------

           The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended, are maintained in the physical possession of the Trust's custodian through February 28, 1994, except that: Eagle will maintain some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

     Item 31.     Management Services
                  -------------------

                  Not applicable.

     Item 32.     Undertakings
                  ------------

           Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on February 27, 1996. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                     HERITAGE SERIES TRUST


                                     By: /s/ Stephen G. Hill
                                         -------------------------
                                         Stephen G. Hill
                                         President

     Attest:

     /s/ Donald H. Glassman
     -----------------------------
     Donald H. Glassman, Treasurer

           Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       Signature                         Title                    Date

       /s/ Stephen G. Hill             President          February 27, 1995
       -----------------------
       Stephen G. Hill


       Thomas A. James*                Trustee            February 27, 1995
       -----------------------
       Thomas A. James


       Richard K. Riess*               Trustee            February 27, 1995
       -----------------------
       Richard K. Riess


       C. Andrew Graham*               Trustee            February 27, 1995
       -----------------------
       C. Andrew Graham

       David M. Phillips*              Trustee            February 27, 1995
       -----------------------
       David M. Phillips


       James L. Pappas*                Trustee            February 27, 1995
       -----------------------
       James L. Pappas


       Donald W. Burton*               Trustee            February 27, 1995
       -----------------------
       Donald W. Burton


       Eric Stattin*                   Trustee            February 27, 1995
       -----------------------
       Eric Stattin*


       /s/ Donald H. Glassman          Treasurer          February 27, 1995
       -----------------------
       Donald H. Glassman



       *By /s/ Donald H. Glassman
           ------------------------------------
           Donald H. Glassman, Attorney-In-Fact

                                  INDEX TO EXHIBITS


       Exhibit
       Number        Description                                       Page
       -------       -----------                                       ----

       1             Declaration of Trust*

       2             Bylaws*

       3             Voting trust agreement -- none

       4(a)(i)       Specimen security Small Cap Stock Fund Class
                     A**

        (a)(ii)      Specimen security Small Cap Stock Fund Class
                     C**

        (b)(i)       Specimen security Value Equity Fund Class A**

        (c)(i)       Specimen security Eagle International Equity
                     Portfolio Eagle Class**

        (c)(ii)      Specimen security Eagle International Equity
                     Portfolio Class A**

        (c)(iii)     Specimen security Eagle International Equity
                     Portfolio Class C**

        (d)(i)       Specimen security Growth Equity Fund Class
                     A**

        (d)(ii)      Specimen security Growth Equity Fund Class
                     C**

       5(a)(i)       Investment Advisory and Administration
                     Agreement*

        (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

        (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

        (b)          Investment Advisory and Administration
                     Agreement between Eagle Asset Management,
                     Inc. and Eagle International Equity
                     Portfolio*

        (c)(i)       Subadvisory Agreement between Heritage Asset
                     Management, Inc. and Raymond James &
                     Associates, Inc. relating to Small Cap Stock
                     Fund*

        (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

        (d)(i)       Form of Subadvisory Agreement between
                     Heritage Asset Management, Inc. and Eagle
                     Asset Management, Inc. relating to Value
                     Equity Fund*

        (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

        (d)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

        (e)          Form of Subadvisory Agreement between Eagle
                     Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity
                     Portfolio*

       6             Distribution Agreement*

       7 Bonus, profit sharing or pension plans -- none

       8             Form of Custodian Agreement*

       9(a)          Form of Transfer Agency and Service
                     Agreement*

        (b)          Form of Fund Accounting and Pricing Service
                     Agreement*

       10            Opinion and consent of counsel***

       11            Accountants' consent (filed herewith)

       12            Financial statements omitted from
                     prospectus -- none

       13            Letter of investment intent*

       14            Prototype retirement plan**

       15(a)(i)      Class A Plan pursuant to Rule 12b-1*

         (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

         (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

         (a)(iv) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

         (b)(i)      Class C Plan pursuant to Rule 12b-1*

         (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund*

         (b)(iii) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

         (c)         Eagle Class Plan pursuant to Rule 12b-1*

       16            Performance Computation Schedule:

         (a)         Small Cap Stock Fund*

         (b)         Value Equity Fund (filed herewith)

         (c)         Eagle International Equity Portfolio*

         (d)         Growth Equity Fund -- inapplicable

       17            Financial Data Schedule for Electronic
                     Filers:

         (a)(i)      Small Cap Stock Fund - Class A (filed
                     herewith)

         (a)(ii)     Small Cap Stock Fund - Class C (filed
                     herewith)

         (b)(i)      Value Equity Fund - Class A (filed herewith)

         (b)(ii)     Value Equity Fund - Class C (filed herewith)

         (c)         Eagle International Equity Portfolio*

         (d)         Growth Equity Fund -- inapplicable

       18            Form of Plan pursuant to Rule 18f-3*

     * Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement, filed previously on December 1, 1995.

     **    To be filed by subsequent amendment.

     *** Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on November 14, 1995.